________________________________________________________________________________

                                THE BROWN CAPITAL
                                MANAGEMENT FUNDS
________________________________________________________________________________


                  Series of The Nottingham Investment Trust II






                               ANNUAL REPORT 1999


                           FOR THE YEAR ENDED MARCH 31






                               INVESTMENT ADVISOR
                         Brown Capital Management, Inc.
                              809 Cathedral Street
                            Baltimore, Maryland 21201
                                  410-837-3234

                       THE BROWN CAPITAL MANAGEMENT FUNDS
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

May 21, 1999



Dear Shareholder,

"It was the best of times, it was the worst of times, it was the age of wisdom, it was the age of foolishness...". Given the market's exceptional behavior in the months since our last correspondence, the infamous words of Charles Dickens seem most appropriate. The economic landscape suggests "the best of times" will continue, potentially resulting in another record year for the financial markets. Fueled by low inflation and interest rates, GDP growth near 4%, and an unusual degree of fiscal and monetary policy, the broad market seems poised for its fifth straight year of attractive returns versus alternatives.

Conversely, for managers who invest in non-"super" capitalization stocks, it may feel like "the worst of times". In 1998, less than 10% of the companies in the S&P 500 were responsible for over 75% of the index's gain. Valuations remain at historical highs and many managers are perplexed by the thought of buying stocks in companies that seemingly lack the wherewithal to meet such demanding fundamental expectations. Many of these securities continue to deliver superior performance resulting in lesser interest in other asset classes. For example, small and medium capitalization mutual funds have experienced significant cash outflows in recent years due to the significant outperformance of large company stocks.

Since superior performance is prevalent in such a narrow band of securities, some managers are pressured to sacrifice their stated investment discipline to achieve near term results. After all, the lion share of mutual fund managers did not outpace the S&P 500 last year. Those who did were handsomely rewarded with sizeable inflows of investor cash. Despite that fact, Brown Capital remains committed to unearthing attractive securities that, through our own fundamental analysis, are not overvalued. Long-time Brown Capital investors are not surprised that we remain true to our investment approach.

Investment Philosophy

Many years may pass before we know if this was "the age of wisdom...[or] foolishness", but Brown Capital Management (BCM) remains committed to its GARP (Growth at a Reasonable Price) philosophy. This means, we seek companies with revenues and earnings growth much greater than earnings growth of the relevant performance benchmark, and are very conscious of the price we pay for that growth. We believe that our proprietary valuation methodology distinguishes us from most growth managers since we key our buy and sell decisions off the five year Treasury Bond (our "risk free" rate). Based on this "riskless asset", appropriate risk premiums are assigned to individual securities. Thus, overvaluation, fair valuation or undervaluation, is not absolute, rather a function of interest rates. As we identify companies with sound skillful management and attractive growth prospects, we overlay our valuation model, before making a decision that impacts the portfolio and you as a shareholder. We believe this thoughtful and disciplined process keeps us out of trouble and produces above average investment returns over the longer term.

Portfolio Highlights

Balanced and Equity Funds
Since the equity portion of the Balanced Fund is very similar to the BCM Equity Fund, we combine our comments about these portfolios.

The BCM Equity Fund was one of a hand full of stock funds to outpace the S&P 500 in 1998 delivering a return of 29.2% versus the Index's 28.6%. Superior returns were the result of both sector allocation and stock selection throughout the portfolio. Although our weightings in Technology, Financials, Consumer Cyclicals and Health Care were beneficiaries of an increasingly computer savvy and aging population that seems to be investing diligently for retirement, there were few common themes that drove the success of your portfolio in 1998. Home Depot and Cardinal Health, continue to build and maintain highly defensible market positions while managing to deliver the right product, service and price to a growing customer base. Greentree Financial was acquired at an impressive premium due to the attractiveness of their business franchise. The fact that individual securities are ultimately credited with the success of your portfolio in 1998 should reaffirm your selection of BCM as a fundamental manager that builds portfolios one security at a time. Since performance of stocks in the first quarter of 1999 favored only the largest companies in the index, your portfolio experienced temporary underperformance. We remain confident that strong franchises, like SLM Holdings Corp. (Sallie Mae) and HCR Manor Care will rebound due to favorable fundamental growth in their business that will, over time, benefit your fund.

Small Company Fund

Your BCM Small Company Fund outperformed the Russell 2000 Growth Index by over 17 percentage points for the year ending December 31, 1998. The fund returned 18.6% versus 1.2% for the Russell 2000 Growth Index. Outperformance can be attributed to security selection across all sectors. BMC Software, Dendrite International Inc., and Concord Communications Inc., all long-term holdings, performed exceptionally well. Importantly, we were able to achieve this performance without investing in Internet companies or initial public offerings, which was particularly noteworthy given the strong relative and absolute performance of these two areas. We remain committed to investing in those relatively few small companies that we deem exceptional, and believe will grow to be exceptional larger companies. Small Company securities convincingly underperformed large company securities in 1998 and continued the trend in 1999. While we underperformed the index in the first quarter, we remain confident that small company stocks with a superior product, service or market position, with durable earnings, will succeed. For example, ABR Information Services, a company that provides outsourced benefits administration (including COBRA compliance) human resource and payroll services to Fortune 1000 companies, was viewed unfavorably by investors during last year as well as the first quarter. We think ABR is ideally positioned and will continue to benefit from the trend of companies outsourcing these services. This underperformance is a short-term occurrence, in our opinion, and we remain committed to the long-term potential of securities like these in your portfolio.

Summary

In short, we maintain the courage of our convictions. Short-term volatility and returns in an increasingly narrow band of securities seem to be prevalent, Brown Capital is well positioned to capitalize on the growth of superior companies that will contribute to the performance of your mutual funds.

Consistent with this objective, we will soon introduce our International Equity Fund that invests primarily in equity securities of non-U.S. based companies. We are excited by this addition to our complex and trust it provides you a better means of diversifying your portfolio. Thank you for investing in the Brown Capital Management Family of Funds.

Sincerely,


/s/ Eddie C. Brown
Eddie C. Brown

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                     Performance Update - $10,000 Investment
            For the period from September 30, 1992 to March 31, 1999


[GRAPH]
                    BCM         S&P 500
                    Equity      w/Income

      9/30/92       10000       10000
     12/31/92       11063       10504
      3/31/93       11122       10962
      6/30/93       10962       11016
      9/30/93       11427       11300
     12/31/93       11817       11562
      3/31/94       11623       11124
      6/30/94       11445       11171
      9/30/94       11972       11717
     12/31/94       11727       11715
      3/31/95       12657       12855
      6/30/95       13988       14083
      9/30/95       15374       15202
     12/31/95       15485       16117
      3/31/96       16486       16982
      6/30/96       17018       17744
      9/30/96       17591       18293
     12/31/96       18433       19818
      3/31/97       17955       20349
      6/30/97       20615       23901
      9/30/97       22658       25692
     12/31/97       22608       26429
      3/31/98       25978       30116
      6/30/98       26988       31111
      9/30/98       23056       28016
     12/31/98       29198       33983
      3/31/99       28404       35676


This graph depicts the performance of The Brown Capital Management Equity Fund versus the S&P 500 Total Return Index. It is important to note that The Brown Capital Management Equity Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Return

-------------------------------------------------------

 Since Inception       One Year         Five Years

-------------------------------------------------------

      17.42%             9.34%            19.56%

-------------------------------------------------------

The graph assumes an initial $10,000 investment at September 30, 1992. All dividends and distributions are reinvested.

At March 31, 1999, The Brown Capital Management Equity Fund would have grown to $28,404 - total investment return of 184.04% since September 30, 1992.

At March 31, 1999, a similar investment in the S&P 500 Total Return Index would have grown to $35,676 - total investment return of 256.76% since September 30, 1992.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 95.12%

       Biopharmaceuticals - 1.78%
            The Perkin-Elmer Corporation ...........................................                   1,800              $  174,712
                                                                                                                          ----------

       Building Materials - 2.14%
            Illinois Tool Works Inc. ...............................................                   3,400                 210,375
                                                                                                                          ----------

       Computers - 7.61%
         (a)EMC Corporation ........................................................                   2,100                 268,275
            International Business Machines Corporation ............................                   2,700                 478,575
                                                                                                                          ----------
                                                                                                                             746,850
                                                                                                                          ----------
       Computer Software & Services - 13.86%
         (a)Acxiom Corporation .....................................................                   7,200                 190,800
         (a)BMC Software, Inc. .....................................................                   6,900                 255,731
         (a)Fiserv, Inc. ...........................................................                   2,600                 139,425
         (a)Microsoft Corporation ..................................................                   3,400                 304,725
         (a)Sterling Commerce, Inc. ................................................                   9,672                 297,414
         (a)Sterling Software, Inc. ................................................                   7,300                 173,375
                                                                                                                          ----------
                                                                                                                           1,361,470
                                                                                                                          ----------
       Cosmetics & Personal Care - 2.00%
            The Gillette Company ...................................................                   3,300                 196,144
                                                                                                                          ----------

       Educational Services - 1.62%
         (a)Sylvan Learning Systems, Inc. ..........................................                   5,800                 158,775
                                                                                                                          ----------

       Electronics - 4.78%
            General Electric Company ...............................................                   2,400                 265,500
         (a)Solectron Corporation ..................................................                   4,200                 203,962
                                                                                                                          ----------
                                                                                                                             469,462
                                                                                                                          ----------
       Entertainment - 3.27%
            Carnival Corporation ...................................................                   6,620                 321,484
                                                                                                                          ----------

       Financial - Banks, Money Center - 3.51%
            Citigroup Inc. .........................................................                   2,300                 146,913
            The Chase Manhattan Corporation ........................................                   2,440                 198,403
                                                                                                                          ----------
                                                                                                                             345,316
                                                                                                                          ----------
       Financial - Savings/Loans/Thrifts - 2.01%
            Mellon Bank Corporation ................................................                   2,800                 197,050
                                                                                                                          ----------

       Financial - Securities Brokers - 2.93%
            SLM Holding Corporation ................................................                   6,900                 288,075
                                                                                                                          ----------



                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Financial Services - 5.13%
            Equifax Inc. .............................................................                  7,050               $242,344
            T. Rowe Price Associates, Inc. ...........................................                  7,600                261,250
                                                                                                                            --------
                                                                                                                             503,594
                                                                                                                            --------
       Hand & Machine Tools - 2.18%
            Danaher Corporation ......................................................                  4,100                214,225
                                                                                                                            --------

       Household Products & Housewares - 3.65%
            Newell Co. ...............................................................                  7,550                358,625
                                                                                                                            --------

       Insurance - Life & Health - 2.29%
            AFLAC Incorporated .......................................................                  4,124                224,500
                                                                                                                            --------

       Leisure Time - 2.51%
            Harley-Davidson, Inc. ....................................................                  4,300                246,713
                                                                                                                            --------

       Medical - Biotechnology - 5.26%
            Covance Inc. .............................................................                  7,800                195,488
            Merck & Co., Inc. ........................................................                  4,000                320,500
                                                                                                                            --------
                                                                                                                             515,988
                                                                                                                            --------
       Medical - Hospital Management & Services - 1.72%
            Guidant Corporation ......................................................                  2,800                169,400
                                                                                                                            --------

       Medical Supplies - 3.05%
            Johnson & Johnson ........................................................                  3,200                299,800
                                                                                                                            --------

       Oil & Gas - Equipment & Services - 2.14%
            Schlumberger Limited .....................................................                  3,500                210,656
                                                                                                                            --------

       Pharmaceuticals - 4.90%
         (a)ALZA Corporation .........................................................                  4,200                160,650
            Cardinal Health, Inc. ....................................................                  4,862                320,892
                                                                                                                            --------
                                                                                                                             481,542
                                                                                                                            --------
       Retail - Department Stores - 3.07%
            Dollar General Corporation ...............................................                  8,863                301,342
                                                                                                                            --------

       Retail - General Merchandise - 2.51%
         (a)Staples, Inc. ............................................................                  7,500                246,562
                                                                                                                            --------



                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Retail - Specialty - 4.50%
         (a)AutoZone, Inc. ..........................................................                 3,900             $   118,462
            The Home Depot, Inc. ....................................................                 5,200                 323,700
                                                                                                                        -----------
                                                                                                                            442,162
                                                                                                                        -----------
       Telecommunications - 4.37%
            Lucent Technologies Inc. ................................................                 1,800                 194,400
         (a)Tellabs, Inc. ...........................................................                 2,400                 234,600
                                                                                                                        -----------
                                                                                                                            429,000
                                                                                                                        -----------
       Telecommunications Equipment - 2.33%
         (a)ADC Telecommunications, Inc. ............................................                 4,800                 228,900
                                                                                                                        -----------

            Total Common Stocks (Cost $6,814,538) ...................................                                     9,342,722
                                                                                                                        -----------

INVESTMENT COMPANIES - 5.31%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ................................               448,719                 448,719
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares ..........................                72,934                  72,934
                                                                                                                        -----------

            Total Investment Companies (Cost $521,653) ..............................                                       521,653
                                                                                                                        -----------


Total Value of Investments (Cost $7,336,191 (b)) ....................................              100.43 %             $ 9,864,375
Liabilities in Excess of Other Assets ...............................................               (0.43)%                 (42,206)
                                                                                                -----------             -----------
       Net Assets ...................................................................              100.00 %             $ 9,822,169
                                                                                                ===========             ===========

       (a)  Non-income producing investment.

       (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation                                                                          $       2,555,255
            Unrealized depreciation                                                                                    (27,071)
                                                                                                               ----------------

                            Net unrealized appreciation                                                      $       2,528,184
                                                                                                               ================





See accompanying notes to financial statements

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1999


ASSETS
       Cash ............................................................................................                 $     1,193
       Investments, at value (cost $7,336,191) .........................................................                   9,864,375
       Income receivable ...............................................................................                       5,718
       Receivable for investments sold .................................................................                     941,771
       Due from advisor (note 2) .......................................................................                         292
                                                                                                                         -----------

            Total assets ...............................................................................                  10,813,349
                                                                                                                         -----------

LIABILITIES
       Accrued expenses ................................................................................                       8,485
       Payable for investment purchases ................................................................                     982,695
                                                                                                                         -----------

            Total liabilities ..........................................................................                     991,180
                                                                                                                         -----------

NET ASSETS
       (applicable to 422,602 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .........................................                 $ 9,822,169
                                                                                                                         ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
       PER INSTITUTIONAL CLASS SHARE
       ($9,822,169 / 422,602 shares) ...................................................................                 $     23.24
                                                                                                                         ===========

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                 $ 7,040,715
       Accumulated net realized gain on investments ....................................................                     253,270
       Net unrealized appreciation on investments ......................................................                   2,528,184
                                                                                                                         -----------
                                                                                                                         $ 9,822,169
                                                                                                                         ===========










See accompanying notes to financial statements

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 1999


INVESTMENT LOSS

       Income
            Dividends .....................................................................................               $  68,207
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                  54,582
            Fund administration fees (note 2) .............................................................                  17,853
            Custody fees ..................................................................................                   4,544
            Registration and filing administration fees (note 2) ..........................................                   4,507
            Fund accounting fees (note 2) .................................................................                  22,500
            Audit fees ....................................................................................                   9,550
            Legal fees ....................................................................................                  15,352
            Securities pricing fees .......................................................................                   3,080
            Shareholder recordkeeping fees ................................................................                   5,075
            Other accounting fees .........................................................................                   4,164
            Shareholder servicing expenses ................................................................                   3,378
            Registration and filing expenses ..............................................................                   5,539
            Printing expenses .............................................................................                   2,197
            Trustee fees and meeting expenses .............................................................                   3,699
            Other operating expenses ......................................................................                   1,717
                                                                                                                          ---------

                  Total expenses ..........................................................................                 157,737
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 2) ....................................................                  (5,117)
                       Investment advisory fees waived (note 2) ...........................................                 (51,828)
                                                                                                                          ---------

                  Net expenses ............................................................................                 100,792
                                                                                                                          ---------

                       Net investment loss ................................................................                 (32,585)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 528,673
       Increase in unrealized appreciation on investments .................................................                 343,908
                                                                                                                          ---------

            Net realized and unrealized gain on investments ...............................................                 872,581
                                                                                                                          ---------

                  Net increase in net assets resulting from operations ....................................               $ 839,996
                                                                                                                          =========








See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                        Year ended     Year ended
                                                                                                          March 31,      March 31,
                                                                                                              1999           1998
                                                                                                       -----------    -----------
INCREASE IN NET ASSETS

     Operations
         Net investment loss .......................................................................     $ (32,585)     $ (10,254)
         Net realized gain from investment transactions ............................................       528,673        603,519
         Increase in unrealized appreciation on investments ........................................       343,908      1,740,209
                                                                                                       -----------    -----------

              Net--oincrease in net assets resulting from operations ...............................       839,996      2,333,474
                                                                                                       -----------    -----------

     Distributions to shareholders from
         Net realized gain from investment transactions ............................................      (261,668)      (660,547)
         Distributions in excess of net realized gains .............................................             0        (13,735)
                                                                                                       -----------    -----------

              Decrease in net assets resulting from distributions ..................................      (261,668)      (674,282)
                                                                                                       -----------    -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......................     1,094,071      2,085,558
                                                                                                       -----------    -----------

                   Total increase in net assets ....................................................     1,672,399      3,744,750

NET ASSETS

     Beginning of year .............................................................................     8,149,770      4,405,020
                                                                                                       -----------    -----------

     End of year ...................................................................................   $ 9,822,169    $ 8,149,770
                                                                                                       ===========    ===========



(a) A summary of capital share activity follows:
                                                                                 Year ended                    Year ended
                                                                               March 31, 1999                March 31, 1998

                                                                           Shares          Value         Shares          Value
                                                                         -----------    -----------    -----------    -----------

Shares sold ..........................................................        83,530    $ 1,844,436        120,211    $ 2,302,970
Shares issued for reinvestment
     of distributions ................................................        11,017        259,788         31,855        669,689
                                                                         -----------    -----------    -----------    -----------

                                                                              94,547      2,104,224        152,066      2,972,659

Shares redeemed ......................................................       (44,515)    (1,010,153)       (44,640)      (887,101)
                                                                         -----------    -----------    -----------    -----------

     Net increase ....................................................        50,032    $ 1,094,071        107,426    $ 2,085,558
                                                                         ===========    ===========    ===========    ===========




See accompanying notes to financial statements

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


                                                             Year ended     Year ended    Year ended    Year ended     Year ended
                                                              March 31,      March 31,     March 31,     March 31,      March 31,
                                                                1999           1998          1997          1996           1995
                                                            -----------    -----------   -----------   -----------    -----------

Net asset value, beginning of year ........................ $    21.87     $    16.61    $    15.81    $    12.36     $    11.48
        Income from investment operations
           Net investment (loss) income ...................      (0.08)         (0.03)         0.05          0.00           0.00
           Net realized and unrealized gain on investments        2.12           7.31          1.36          3.72           1.01
                                                            -----------    -----------   -----------   -----------    -----------

                Total from investment operations ..........       2.04           7.28          1.41          3.72           1.01
                                                            -----------    -----------   -----------   -----------    -----------

      Distributions to shareholders from
           Net investment income ..........................      (0.00)         (0.00)        (0.05)         0.00           0.00
           Net realized gain from investment transactions .      (0.69)         (1.98)        (0.56)        (0.27)         (0.13)
           Distributions in excess of net realized gains ..       0.00          (0.04)         0.00          0.00           0.00
                                                            -----------    -----------   -----------   -----------    -----------

                Total distributions .......................      (0.69)         (2.02)        (0.61)        (0.27)         (0.13)
                                                            -----------    -----------   -----------   -----------    -----------

Net asset value, end of year .............................. $    23.22     $    21.87    $    16.61    $    15.81     $    12.36
                                                            ===========    ===========   ===========   ===========    ===========

Total return ..............................................       9.34 %         44.68 %       8.91 %        30.25 %        8.90 %
                                                            ===========    ===========   ===========   ===========    ===========

Ratios/supplemental data
      Net assets, end of year ............................. $ 9,822,169    $ 8,149,770   $ 4,405,020   $ 1,965,862    $ 1,130,020
                                                            ===========    ===========   ===========   ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........  1.88 %         1.98 %        3.37 %        5.58 %         8.32 %
           After expense reimbursements and waived fees .........  1.20 %         1.20 %        1.20 %        1.56 %         2.00 %

      Ratio of net investment (loss) income to
           average net assets
           Before expense reimbursements and waived fees ........ (1.07)%        (0.94)%       (1.85)%       (4.20)%        (6.41)%
           After expense reimbursements and waived fees ......... (0.39)%        (0.16)%        0.32 %        0.01 %        (0.11)%

      Portfolio turnover rate ................................... 67.43 %        38.42 %       34.21 %       48.06 %         7.29 %

See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Brown Capital Management Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The Fund began operations on August 11, 1992. Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999



     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $25 million of average daily net assets and 0.50% of average daily net assets over $25 million.

     The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $51,828 ($0.12 per share) and has voluntarily agreed to reimburse $5,117 of the Fund's operating expenses for the period ended March 31, 1999.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. Prior to October 1, 1998, the Administrator received a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Prior to October 1, 1998, the fee for accounting and recordkeeping services was $1,750. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,000 per month. Prior to October 1, 1998, the minimum monthly aggregate fee was $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Funds' transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $6,335,716 and $5,462,513, respectively, for the year ended March 31, 1999.


NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

     For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The total amount of $0.69 per share distributions for the year ended March 31, 1999, was classified as long-term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of The Brown Capital Management Equity Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Equity Fund (the "Fund"), including the portfolio of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998, and financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of March 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Equity Fund as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.


/S/ Deloitte & Touche LLP

Pittsburgh, Pennsylvania
April 23, 1999

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                     Performance Update - $10,000 Investment
            For the period from September 30, 1992 to March 31, 1999

[GRAPH]


                      BCM     75% S&P/
                 Balanced  25% Lehman
--------------------------------------
      9/30/92       10000       10000
     12/31/92       10579       10380
      3/31/93       10774       10840
      6/30/93       10779       10959
      9/30/93       11208       11262
     12/31/93       11611       11450
      3/31/94       11297       11034
      6/30/94       11168       11036
      9/30/94       11644       11459
     12/31/94       11468       11467
      3/31/95       12195       12456
      6/30/95       13417       13559
      9/30/95       14593       14456
     12/31/95       14880       15285
      3/31/96       15493       15859
      6/30/96       15887       16445
      9/30/96       16339       16912
     12/31/96       16938       18159
      3/31/97       16579       18529
      6/30/97       18557       21312
      9/30/97       20114       22773
     12/31/97       20136       23439
      3/31/98       22582       26259
      6/30/98       23352       27101
      9/30/98       20940       24966
     12/31/98       25050       29446
      3/31/99       24611       30669


This graph depicts the performance of The Brown Capital Management Balanced Fund versus a combined index of 75% S&P 500 Total Return Index and 25% Lehman Government/Corporate Bond Index. It is important to note that The Brown Capital Management Balanced Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Return

-------------------------------------------------------

 Since Inception       One Year         Five Years

-------------------------------------------------------

      14.86%             8.99%            16.84%

-------------------------------------------------------

The graph assumes an initial $10,000 investment at September 30, 1992. All dividends and distributions are reinvested.

At March 31, 1999, The Brown Capital Management Balanced Fund would have grown to $24,611 - total investment return of 146.11% since September 30, 1992.

At March 31, 1999, a similar investment in a combined index of 75% S&P 500 Total Return Index and 25% Lehman Government/Corporate Bond Index would have grown to $30,669 - total investment return of 206.69% since September 30, 1992.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 71.80%

       Biopharmaceuticals - 1.36%
            The Perkin-Elmer Corporation ............................................                  1,350              $  131,034
                                                                                                                          ----------

       Commercial Services - 3.03%
            Equifax Inc. ............................................................                  5,125                 176,172
         (a)Sylvan Learning Systems, Inc. ...........................................                  4,200                 114,975
                                                                                                                          ----------
                                                                                                                             291,147
                                                                                                                          ----------
       Computers - 5.76%
         (a)EMC Corporation .........................................................                  1,625                 207,594
            International Business Machines Corporation .............................                  1,950                 345,637
                                                                                                                          ----------
                                                                                                                             553,231
                                                                                                                          ----------
       Computer Software & Services - 10.72%
         (a)Acxiom Corporation ......................................................                  5,750                 152,375
         (a)BMC Software, Inc. ......................................................                  5,050                 187,166
         (a)Fiserv, Inc. ............................................................                  1,612                  86,444
         (a)Microsoft Corporation ...................................................                  2,700                 241,987
         (a)Sterling Commerce, Inc. .................................................                  7,163                 220,262
         (a)Sterling Software, Inc. .................................................                  5,950                 141,313
                                                                                                                          ----------
                                                                                                                           1,029,547
                                                                                                                          ----------
       Cosmetics & Personal Care - 1.45%
            The Gillette Company ....................................................                  2,350                 139,678
                                                                                                                          ----------

       Electronics - 3.64%
            General Electric Company ................................................                  1,780                 196,912
         (a)Solectron Corporation ...................................................                  3,150                 152,972
                                                                                                                          ----------
                                                                                                                             349,884
                                                                                                                          ----------
       Entertainment - 2.64%
            Carnival Corporation ....................................................                  5,225                 253,739
                                                                                                                          ----------

       Financial Services - 4.31%
            SLM Holding Corporation .................................................                  4,750                 198,313
            T. Rowe Price Associates, Inc. ..........................................                  6,275                 215,703
                                                                                                                          ----------
                                                                                                                             414,016
                                                                                                                          ----------
       Financial - Banks, Money Center ..............................................                                         - 4.10
            Citigroup Inc. ..........................................................                  1,700                 108,588
            Mellon Bank Corporation .................................................                  2,000                 140,750
            The Chase Manhattan Corporation .........................................                  1,772                 144,086
                                                                                                                          ----------
                                                                                                                             393,424
                                                                                                                          ----------


                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

       Hand & Machine Tools - 1.61%
            Danaher Corporation ..................................................                    2,950                 $154,137
                                                                                                                            --------

       Household Products & Housewares - 2.63%
            Newell Rubbermaid Inc. ...............................................                    5,325                  252,938
                                                                                                                            --------

       Insurance - Life & Health - 1.69%
            AFLAC Incorporated ...................................................                    2,985                  162,496
                                                                                                                            --------

       Leisure Time - 1.90%
            Harley-Davidson, Inc. ................................................                    3,175                  182,166
                                                                                                                            --------

       Manufacturing - 1.68%
            Illinois Tool Works, Inc. ............................................                    2,600                  160,875
                                                                                                                            --------

       Medical Supplies - 3.80%
            Guidant Corporation ..................................................                    2,000                  121,000
            Johnson & Johnson ....................................................                    2,600                  243,587
                                                                                                                            --------
                                                                                                                             364,587
                                                                                                                            --------
       Oil & Gas - Equipment & Services - 1.60%
            Schlumberger Limited .................................................                    2,550                  153,478
                                                                                                                            --------

       Pharmaceuticals - 7.48%
         (a)ALZA Corporation .....................................................                    3,300                  126,225
            Cardinal Health, Inc. ................................................                    3,562                  235,092
         (a)Covance Inc. .........................................................                    5,600                  140,350
            Merck & Co., Inc. ....................................................                    2,700                  216,338
                                                                                                                            --------
                                                                                                                             718,005
                                                                                                                            --------
       Restaurants & Food Service - 0.25%
            CBRL Group, Inc. .....................................................                    1,335                   24,030
                                                                                                                            --------

       Retail - Department Stores - 2.15%
            Dollar General Corporation ...........................................                    6,072                  206,448
                                                                                                                            --------

       Retail - General Merchandise - 1.67%
            Staples, Inc. ........................................................                    4,875                  160,266
                                                                                                                            --------

       Retail - Specialty Line - 3.58%
         (a)AutoZone, Inc. .......................................................                    2,900                   88,087
            The Home Depot, Inc. .................................................                    4,100                  255,225
                                                                                                                            --------
                                                                                                                             343,312
                                                                                                                            --------

                                                                                                                         (Continued)


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

       Telecommunications Equipment - 4.75%
         (a)ADC Telecommunications, Inc. ...........................................                   3,450               $ 164,522
            Lucent Technologies Inc. ...............................................                   1,300                 140,400
         (a)Tellabs, Inc. ..........................................................                   1,550                 151,512
                                                                                                                           ---------
                                                                                                                             456,434
                                                                                                                           ---------

            Total Common Stocks (Cost $5,207,798) ..................................                                       6,894,872
                                                                                                                           ---------

                                                                                                  Interest    Maturity
                                                                                      Principal     Rate        Date
                                                                                      ---------    -------    ---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.39%

       United States Treasury Note ...............................................     $ 20,000     6.250%     08/15/23       20,912
       United States Treasury Note ...............................................       70,000     6.375%     07/15/99       70,347
       United States Treasury Note ...............................................       90,000     6.375%     08/15/02       93,375
       United States Treasury Note ...............................................      100,000     7.500%     02/15/05      110,969
       United States Treasury Note ...............................................      100,000     7.750%     01/31/00      102,344
       Federal Home Loan Bank ....................................................      100,000     0.000%     07/14/17       24,371
                                                                                                                            --------

            Total U.S. Government and Agency Obligations (Cost $407,567) .........                                           422,318
                                                                                                                            --------


CORPORATE OBLIGATIONS - 9.77%

       Alabama Power Company .....................................................     $ 35,000     7.750%     02/01/23       36,309
       AT&T Corporation ..........................................................       75,000     5.625%     03/15/04       74,475
       Boston Edison Company .....................................................       40,000     7.800%     05/15/10       44,320
       Chase Manhattan Corporation ...............................................       30,000     6.500%     08/01/05       30,450
       Chesapeake & Potomac Telephone of Virginia ................................       75,000     7.250%     06/01/12       75,938
       Citicorp ..................................................................       15,000     7.125%     06/01/03       15,609
       Dow Chemical Capital Debentures ...........................................       15,000     9.200%     06/01/10       17,949
       Ford Motor Credit Corporation .............................................       40,000     7.250%     09/01/10       40,658
       ITT Corporation ...........................................................       80,000     7.375%     11/15/15       66,676
       Merrill Lynch .............................................................      125,000     7.150%     07/30/12      127,695
       Monsanto Company ..........................................................       70,000     6.210%     02/05/08       69,980
       Nalco Chemical ............................................................       50,000     6.250%     05/15/08       50,170



                                                                                                                         (Continued)


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Interest    Maturity        Value
                                                                                     Principal         Rate        Date     (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - (Continued)

       Nationsbank Corporation ...................................................    $ 15,000       6.875%    02/15/05     $ 15,530
       RJR Nabisco, Corp. ........................................................      20,000       8.750%    04/15/04       21,200
       The Rouse Company .........................................................      25,000       8.500%    01/15/03       26,698
       The Walt Disney Company ...................................................      80,000       7.750%    09/30/11       80,700
       Time Warner, Inc. .........................................................      20,000       9.150%    02/01/23       24,850
       U. S. F. & G. Corporation .................................................      60,000       7.125%    06/01/05       62,807
       Wal-Mart Stores ...........................................................      50,000       8.070%    12/21/12       56,063
                                                                                                                            --------
           Total Corporate Obligations (Cost $930,722) ................................                                      938,077


                                                                                                    Shares
                                                                                                 ------------

INVESTMENT COMPANIES - 8.97%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ..................................               430,602                430,602
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Shares ....................................               430,603                430,603
                                                                                                                          ----------

            Total Investment Companies (Cost $861,205) ................................                                      861,205
                                                                                                                          ----------


Total Value of Investments (Cost $7,407,292 (b)) ......................................                 94.93%            $9,116,472
Other Assets Less Liabilities .........................................................                  5.07%               486,432
                                                                                                    ----------            ----------
       Net Assets .....................................................................                100.00%            $9,602,904
                                                                                                    ==========            ==========




       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

                         Unrealized appreciation .....................................................                  $ 1,738,266
                         Unrealized depreciation .....................................................                      (29,086)
                                                                                                                        -----------

                               Net unrealized appreciation ........................................                     $ 1,709,180
                                                                                                                        ===========



See accompanying notes to financial statements

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1999


ASSETS
       Investments, at value (cost $7,407,292) ..........................................................                $ 9,116,472
       Cash .............................................................................................                    553,670
       Income receivable ................................................................................                     26,154
       Receivable for investments sold ..................................................................                    647,381
       Due from advisor (note 2) ........................................................................                      1,577
                                                                                                                         -----------

            Total assets ................................................................................                 10,345,254
                                                                                                                         -----------

LIABILITIES
       Accrued expenses .................................................................................                      8,258
       Payable for investment purchases .................................................................                    734,092
                                                                                                                         -----------

            Total liabilities ...........................................................................                    742,350
                                                                                                                         -----------

NET ASSETS
       (applicable to 540,211 shares outstanding; unlimited
         shares of no par value beneficial interest authorized) .........................................                $ 9,602,904
                                                                                                                         ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
       PER INSTITUTIONAL CLASS SHARE
       ($9,602,904 / 540,211 shares) ....................................................................                $     17.78
                                                                                                                         ===========


NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................                $ 7,699,029
       Undistributed net investment income ..............................................................                         13
       Accumulated net realized gain on investments .....................................................                    194,682
       Net unrealized appreciation on investments .......................................................                  1,709,180
                                                                                                                         -----------
                                                                                                                         $ 9,602,904
                                                                                                                         ===========







See accompanying notes to financial statements

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 1999



INVESTMENT INCOME

       Income
            Interest ......................................................................................               $  72,026
            Dividends .....................................................................................                  60,726
                                                                                                                          ---------

                  Total Income ............................................................................                 132,752
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                  44,418
            Fund administration fees (note 2) .............................................................                  14,528
            Custody fees ..................................................................................                   4,148
            Registration and filing administration fees (note 2) ..........................................                   4,391
            Fund accounting fees (note 2) .................................................................                  22,500
            Audit fees ....................................................................................                   9,550
            Legal fees ....................................................................................                  15,191
            Securities pricing fees .......................................................................                   4,739
            Shareholder recordkeeping fees ................................................................                   4,768
            Other accounting fees .........................................................................                   5,610
            Shareholder servicing expenses ................................................................                   2,254
            Registration and filing expenses ..............................................................                   5,129
            Printing expenses .............................................................................                   1,565
            Trustee fees and meeting expenses .............................................................                   3,699
            Other operating expenses ......................................................................                   1,656
                                                                                                                          ---------

                  Total expenses ..........................................................................                 144,146
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 2) ....................................................                 (17,850)
                       Investment advisory fees waived (note 2) ...........................................                 (44,418)
                                                                                                                          ---------

                  Net expenses ............................................................................                  81,878
                                                                                                                          ---------

                       Net investment income ..............................................................                  50,874
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 338,978
       Increase in unrealized appreciation on investments .................................................                 195,131
                                                                                                                          ---------

            Net realized and unrealized gain on investments ...............................................                 534,109
                                                                                                                          ---------

                  Net increase in net assets resulting from operations ....................................               $ 584,983
                                                                                                                          =========






See accompanying notes to financial statements

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended         Year ended
                                                                                                      March 31,          March 31,
                                                                                                        1999               1998
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment income ..............................................                       $    50,874        $    54,147
          Net realized gain from investment transactions .....................                           338,978            493,452
          Increase in unrealized appreciation on investments .................                           195,131            949,181
                                                                                                     -----------        -----------

              Net increase in net assets resulting from operations ...........                           584,983          1,496,780
                                                                                                     -----------        -----------

     Distributions to shareholders from
          Net investment income ..............................................                           (50,801)           (54,255)
          Distribution in excess of net investment income ....................                                 0                (60)
          Net realized gain from investment transactions .....................                          (161,031)          (476,740)
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions ............                          (211,832)          (531,055)
                                                                                                     -----------        -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a)                         3,152,016          1,237,359
                                                                                                     -----------        -----------

                   Total increase in net assets ..............................                         3,525,167          2,203,084

NET ASSETS

     Beginning of year .......................................................                         6,077,737          3,874,653
                                                                                                     -----------        -----------

     End of year (including undistributed net investment income of $13 in 1999)                      $ 9,602,904        $ 6,077,737
                                                                                                     ===========        ===========



(a) A summary of capital share activity follows:
                                                    --------------------------------------------------------------------------------
                                                                         Year ended                           Year ended
                                                                       March 31, 1999                       March 31, 1998

                                                                  Shares             Value             Shares              Value
                                                    --------------------------------------------------------------------------------

Shares sold ...................................                    220,097        $ 3,825,498            111,277        $ 1,757,479
Shares issued for reinvestment
     of distributions .........................                     11,926            210,991             32,554            529,963
                                                               -----------        -----------        -----------        -----------

                                                                   232,023          4,036,489            143,831          2,287,442

Shares redeemed ...............................                    (52,851)          (884,473)           (67,688)        (1,050,083)
                                                               -----------        -----------        -----------        -----------

     Net increase .............................                    179,172        $ 3,152,016             76,143        $ 1,237,359
                                                               ===========        ===========        ===========        ===========




See accompanying notes to financial statements

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


                                                                   Year ended   Year ended   Year ended   Year ended    Year ended
                                                                     March 31,    March 31,    March 31,    March 31,     March 31,
                                                                         1999         1998         1997         1996          1995
                                                                   ----------   ----------   ----------   ----------   -----------

Net asset value, beginning of year ............................... $    16.83   $    13.60   $    13.76   $    11.56   $     11.02
      Income from investment operations
           Net investment income .................................       0.13         0.17         0.21         0.12          0.10
           Net realized and unrealized gain on investments .......       1.39         4.65         0.76         2.98          0.77
                                                                   ----------   ----------   ----------   ----------   -----------

               Total from investment operations ..................       1.52         4.82         0.97         3.10          0.87
                                                                   ----------   ----------   ----------   ----------   -----------

      Distributions to shareholders from
           Net investment income .................................      (0.13)       (0.17)       (0.21)       (0.12)       (0.11)
           Net realized gain from investment transactions ........      (0.44)       (1.42)       (0.92)       (0.78)       (0.22)
                                                                   ----------   ----------   ----------   ----------   -----------

               Total distributions ...............................      (0.57)       (1.59)       (1.13)       (0.90)        (0.33)
                                                                   ----------   ----------   ----------   ----------   -----------

Net asset value, end of year ..................................... $    17.78   $    16.83   $    13.60   $    13.76   $     11.56
                                                                   ==========   ==========   ==========   ==========   ===========

Total return .....................................................       8.99 %      36.19 %       7.01 %      27.04 %        8.04 %
                                                                   ==========   ==========   ==========   ==========   ===========

Ratios/supplemental data

      Net assets, end of year .................................... $9,602,904   $6,077,737   $3,874,653   $3,319,314   $ 2,296,206
                                                                   ==========   ==========   ==========   ==========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .........       2.11 %       2.22 %       2.85 %       3.50 %        5.43 %
           After expense reimbursements and waived fees ..........       1.20 %       1.20 %       1.20 %       1.59 %        2.00 %

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees .........      (0.17)%       0.05 %      (0.13)%      (0.97)%       (2.44)%
           After expense reimbursements and waived fees ..........       0.74 %       1.08 %       1.51 %       0.94 %        1.00 %

      Portfolio turnover rate ....................................      58.38 %      33.54 %      45.58 %      43.59 %        9.51 %

See accompanying notes to financial statements

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Brown Capital Management Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments. The Fund began operations on August 11, 1992.

     Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $25 million of average daily net assets and 0.50% of average daily net assets over $25 million.

     The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $44,418 ($0.08 per share) and has voluntarily reimbursed $17,850 of the Fund's operating expenses for the year ended March 31, 1999.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator received a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million for the period April 1, 1998 to September 30, 1998. Beginning October 1, 1998, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of averge daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Prior to October 1, 1998, the fee for accounting and recordkeeping services was $1,750. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


     North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $5,754,288 and $3,557,441 respectively, for the year ended March 31, 1999.


NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

     For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The total amount of $0.44 per share distributions for the year ended March 31, 1999, was classified as long term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of The Brown Capital Management Balanced Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Balanced Fund (the "Fund"), including the portfolio of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998, and financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of March 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Balanced Fund as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.


/S/ Deloitte & Touche LLP

Pittsburgh, Pennsylvania
April 23, 1999

                          THE BROWN CAPITAL MANAGEMENT
                               SMALL COMPANY FUND

                    Performance Update - $10,000 Investment

            For the period from December 31, 1992 to March 31, 1999

[graph]

                         BCM        Russell            NASDAQ
                    Small Co           2000       Industrials

     12/31/92          10000          10000             10000
     12/31/92          10000          10000             10000
      3/31/93           9877          10371              9843
      6/30/93           9855          10558             10063
      9/30/93          10325          11445             10761
     12/31/93          10574          11700             11116
      3/31/94          10311          11340             10746
      6/30/94           9680          10872              9852
      9/30/94          10307          11589             10724
     12/31/94          11077          11328             10398
      3/31/95          12066          11816             11079
      6/30/95          13037          12882             12251
      9/30/95          14266          14164             13607
     12/31/95          14839          14453             13391
      3/31/96          16048          15188             14244
      6/30/96          16706          15968             15450
      9/30/96          17098          16020             15429
     12/31/96          17374          16838             15474
      3/31/97          16299          15973             14214
      6/30/97          18742          18550             16536
      9/30/97          20860          21300             19239
     12/31/97          20116          20577             17101
      3/31/98          23119          22695             19090
      6/30/98          23306          21658             18719
      9/30/98          19841          17275             14492
     12/31/98          23816          20112             18336
      3/31/99          21670          19020             19513

This graph depicts the performance of The Brown Capital Management Small Company Fund versus the Russell 2000 Index and the NASDAQ Industrials Index. It is important to note that The Brown Capital Management Small Company Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Return

-------------------------------------------------------

 Since Inception       One Year         Five Years

-------------------------------------------------------

      13.17%            (6.27)%           16.00%

-------------------------------------------------------


The graph assumes an initial $10,000 investment at December 31, 1992. All dividends and distributions are reinvested.

At March 31, 1999, The Brown Capital Management Small Company Fund would have grown to $21,670 - total investment return of 116.70% since December 31, 1992.

At March 31, 1999, a similar investment in the Russell 2000 Index would have grown to $19,020 - total investment return of 90.20%; and the NASDAQ Industrials Index would have grown to $19,513 - total investment return of 95.13%, since December 31, 1992.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                             BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 88.93%

       Chemicals - 0.81%
         (a)Synthetech, Inc. .....................................................                   44,700               $  195,563
                                                                                                                          ----------

       Commercial Services - 1.44%
         (a)Healthworld Corporation ..............................................                    8,400                  113,400
         (a)Quintiles Transnational Corp. ........................................                    6,200                  234,050
                                                                                                                          ----------
                                                                                                                             347,450
                                                                                                                          ----------
       Computers - 2.24%
         (a)RadiSys Corporation ..................................................                   17,400                  540,488
                                                                                                                          ----------

       Computer Software & Services - 39.62%
         (a)Acxiom Corporation ...................................................                   36,700                  972,550
         (a)Advent Software, Inc. ................................................                   11,600                  580,000
         (a)American Software, Inc. ..............................................                  150,300                  469,688
         (a)Best Software, Inc. ..................................................                   38,800                  523,800
         (a)BMC Software, Inc. ...................................................                   13,044                  483,425
         (a)Cerner Corporation ...................................................                   20,300                  326,069
         (a)CFI ProServices, Inc. ................................................                   20,100                  243,712
         (a)Concord Communications, Inc. .........................................                    4,800                  273,600
         (a)Datastream Systems, Inc. .............................................                   70,900                  611,512
         (a)Dendrite International, Inc. .........................................                   20,900                  466,331
            Fair, Isaac and Company, Incorporated ................................                   20,400                  756,075
         (a)Hyperion Software Corporation ........................................                   13,710                  198,795
         (a)infoUSA Inc. Class A .................................................                    8,200                   34,850
         (a)infoUSA Inc. Class B .................................................                    8,200                   36,900
         (a)Manugistics Group, Inc. ..............................................                   36,900                  244,463
         (a)Network Associates, Inc. .............................................                    7,287                  223,620
         (a)QRS Corporation ......................................................                   11,100                  694,444
         (a)SPSS Inc. ............................................................                   39,400                  645,175
         (a)Structural Dynamics Research Corporation .............................                   28,600                  545,187
         (a)The BISYS Group, Inc. ................................................                   15,300                  860,625
         (a)Tripos, Inc. .........................................................                   39,800                  348,250
                                                                                                                          ----------
                                                                                                                           9,539,071
                                                                                                                          ----------
       Electronics - Semiconductor - 1.41%
         (a)Medialink Worldwide Incorporated .....................................                   26,900                  339,612
                                                                                                                          ----------

       Financial Services - 1.49%
            T. Rowe Price Associates, Inc. .......................................                   10,400                  357,500
                                                                                                                          ----------

       Furniture & Home Appliances - 1.08%
            Juno Lighting, Inc. ..................................................                   11,600                  260,275
                                                                                                                          ----------



                                                                                                                         (Continued)

                                             BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------



COMMON STOCKS - (Continued)

       Hand & Machine Tools - 1.97%
         (a)Flow International Corporation .............................................                48,100            $  474,988
                                                                                                                          ----------

       Machine - Diversified - 3.11%
         (a)Cognex Corporation .........................................................                31,600               748,525
                                                                                                                          ----------

       Medical - Biotechnology - 8.87%
         (a)Affymetrix, Inc. ...........................................................                16,200               563,962
         (a)BioReliance Corporation ....................................................                25,400               165,100
         (a)ChiRex Inc. ................................................................                31,500               771,750
         (a)Human Genome Sciences, Inc. ................................................                 4,100               142,219
         (a)Incyte Pharmaceuticals, Inc. ...............................................                 9,500               190,594
         (a)Pharmacopeia, Inc. .........................................................                38,600               279,850
         (a)Synbiotics Corporation .....................................................                 6,000                21,000
                                                                                                                          ----------
                                                                                                                           2,134,475
                                                                                                                          ----------
       Medical - Hospital Management & Services - 4.39%
         (a)ABR Information Services, Inc. .............................................                60,844             1,057,165
                                                                                                                          ----------

       Medical Supplies - 8.74%
            Ballard Medical Products ...................................................                 7,400               180,375
            Diagnostic Products Corporation ............................................                33,600               814,800
         (a)Techne Corporation .........................................................                38,400             1,108,800
                                                                                                                          ----------
                                                                                                                           2,103,975
                                                                                                                          ----------
       Pharmaceuticals - 5.22%
         (a)ALZA Corporation ...........................................................                15,100               577,575
         (a)Applied Analytical Industries, Inc. ........................................                19,100               210,100
         (a)Kendle International Inc. ..................................................                23,300               468,912
         (a)Lynx Therapeutics, Inc. ....................................................                    81                   759
                                                                                                                          ----------
                                                                                                                           1,257,346
                                                                                                                          ----------
       Real Estate Investment Trust - 0.57%
            Post Properties, Inc. ......................................................                 3,800               137,750
                                                                                                                          ----------

       Restaurants & Food Services - 5.89%
         (a)Au Bon Pain Company, Inc. ..................................................               100,800               529,200
         (a)The Cheesecake Factory Incorporated ........................................                37,400               888,250
                                                                                                                          ----------
                                                                                                                           1,417,450
                                                                                                                          ----------
       Retail - Specialty Line - 2.08%
            Fastenal Company ...........................................................                14,300               501,394
                                                                                                                          ----------

       Warrants - 0.00%
         (a)ALZA Corporation, expiration date December 31, 1999 ........................                   150                    23
                                                                                                                          ----------

            Total Common Stocks (Cost $20,486,055) .....................................                                  21,413,050
                                                                                                                          ----------

                                                                                                                         (Continued)

                                             BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .................................               216,717             $   216,717
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares ...........................             1,051,287               1,051,287
                                                                                                                         -----------

            Total Investment Companies (Cost $1,268,004) .............................                                     1,268,004
                                                                                                                         -----------

Total Value of Investments (Cost $21,754,059 (b)) ....................................                 94.20 %           $22,681,054
Other Assets Less Liabilities ........................................................                  5.80 %             1,396,531
                                                                                                   ---------             -----------
       Net Assets ....................................................................                100.00 %           $24,077,585
                                                                                                   =========             ===========

       (a)  Non-income producing investment.

       (b)  Aggregate cost for federal income tax purposes is $21,961,348. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:

               Unrealized appreciation ...........................................................................      $ 3,106,439
               Unrealized depreciation ...........................................................................       (2,386,733)
                                                                                                                        -----------

                Net unrealized appreciation .......................................................                     $   719,706
                                                                                                                        ===========






See accompanying notes to financial statements

                                             BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1999


ASSETS
       Investments, at value (cost $21,754,059) ............................................................             $22,681,054
       Income receivable ...................................................................................                  11,547
       Receivable for investments sold .....................................................................               1,838,548
       Receivable for fund shares sold .....................................................................                  14,700
                                                                                                                         -----------

            Total assets ...................................................................................              24,545,849
                                                                                                                         -----------

LIABILITIES
       Accrued expenses ....................................................................................                   7,952
       Payable for investment purchases ....................................................................                 455,685
       Disbursements in excess of cash on demand deposit ...................................................                   1,626
       Other liabilities ...................................................................................                   3,001
                                                                                                                         -----------

            Total liabilities ..............................................................................                 468,264
                                                                                                                         -----------

NET ASSETS
       (applicable to 1,235,734 Institutional shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .............................................             $24,077,585
                                                                                                                         ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
       PER INSTITUTIONAL CLASS SHARE
       ($24,077,585 / 1,235,734 shares) ....................................................................             $     19.48
                                                                                                                         ===========

NET ASSETS CONSIST OF
       Paid-in capital .....................................................................................             $21,629,174
       Accumulated net realized gain on investments ........................................................               1,521,416
       Net unrealized appreciation on investments ..........................................................                 926,995
                                                                                                                         -----------
                                                                                                                         $24,077,585
                                                                                                                         ===========










See accompanying notes to financial statements

                                             BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 1999



INVESTMENT LOSS

       Income
            Dividends ....................................................................................              $    78,358
                                                                                                                        -----------

       Expenses
            Investment advisory fees (note 2) ............................................................                  151,867
            Fund administration fees (note 2) ............................................................                   30,987
            Custody fees .................................................................................                    4,355
            Registration and filing administration fees (note 2) .........................................                    7,977
            Fund accounting fees (note 2) ................................................................                   22,500
            Audit fees ...................................................................................                    9,550
            Legal fees ...................................................................................                   14,432
            Securities pricing fees ......................................................................                    3,544
            Shareholder recordkeeping fees ...............................................................                    5,383
            Other accounting fees ........................................................................                      546
            Shareholder servicing expenses ...............................................................                    4,430
            Registration and filing expenses .............................................................                   16,891
            Printing expenses ............................................................................                    2,534
            Trustee fees and meeting expenses ............................................................                    3,699
            Other operating expenses .....................................................................                    2,104
                                                                                                                        -----------

                  Total expenses .........................................................................                  280,799
                                                                                                                        -----------

                  Less:
                       Expense reimbursements (note 2) ...................................................                   (1,384)
                       Investment advisory fees waived (note 2) ..........................................                  (52,153)
                                                                                                                        -----------

                  Net expenses ...........................................................................                  227,262
                                                                                                                        -----------

                       Net investment loss ...............................................................                 (148,904)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions ....................................................                1,615,338
       Decrease in unrealized appreciation on investments ................................................               (3,101,684)
                                                                                                                        -----------

            Net realized and unrealized loss on investments ..............................................               (1,486,346)
                                                                                                                        -----------

                  Net decrease in net assets resulting from operations ...................................              $(1,635,250)
                                                                                                                        ===========









See accompanying notes to financial statements

                                             BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                        Year ended      Year ended
                                                                                                          March 31,       March 31,
                                                                                                              1999            1998
                                                                                                      ------------    ------------
INCREASE IN NET ASSETS

     Operations
         Net investment loss ......................................................................   $   (148,904)   $    (63,196)
         Net realized gain from investment transactions ...........................................      1,615,338         264,971
         (Decrease) increase in unrealized appreciation on investments ............................     (3,101,684)      3,029,081
                                                                                                      ------------    ------------

              Net (decrease) increase in net assets resulting from operations .....................     (1,635,250)      3,230,856
                                                                                                      ------------    ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ...........................................       (170,496)       (122,662)
                                                                                                      ------------    ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) .....................     14,317,387       1,939,063
                                                                                                      ------------    ------------

                   Total increase in net assets ...................................................     12,511,641       5,047,257

NET ASSETS

     Beginning of year ............................................................................     11,565,944       6,518,687
                                                                                                      ------------    ------------

     End of year ..................................................................................   $ 24,077,585    $ 11,565,944
                                                                                                      ============    ============



(a) A summary of capital share activity follows:
                                                                                Year ended                     Year ended
                                                                              March 31, 1999                 March 31, 1998

                                                                         Shares           Value          Shares           Value
                                                                      ------------    ------------    ------------    ------------

Shares sold .......................................................        805,203    $ 16,718,958         127,445    $  2,137,857
Shares issued for reinvestment
     of distributions .............................................          8,148         169,715           6,686         122,282
                                                                      ------------    ------------    ------------    ------------

                                                                           813,351      16,888,673         134,131       2,260,139

Shares redeemed ...................................................       (127,744)     (2,571,286)        (18,185)       (321,076)
                                                                      ------------    ------------    ------------    ------------

     Net increase .................................................        685,607    $ 14,317,387         115,946    $  1,939,063
                                                                      ============    ============    ============    ============









See accompanying notes to financial statements

                                             BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)



                                                                    Year ended     Year ended  Year ended   Year ended   Year ended
                                                                      March 31,      March 31,   March 31,    March 31,    March 31,
                                                                          1999           1998        1997         1996         1995
                                                                  ------------    -----------  ----------   ----------   ----------

Net asset value, beginning of year .............................. $     21.02    $     15.01   $   15.13   $    12.24   $    10.69

      (Loss) income from investment operations
           Net investment loss ..................................       (0.12)         (0.11)      (0.03)       (0.06)       (0.06)
           Net realized and unrealized (loss) gain on investments       (1.19)          6.36        0.27         4.00         1.86
                                                                  -----------    -----------  ----------   ----------   ----------

               Total from investment operations .................       (1.31)          6.25        0.24         3.94         1.80
                                                                  -----------    -----------  ----------   ----------   ----------

      Distributions to shareholders from
           Net realized gain from investment transactions .......       (0.23)         (0.24)      (0.36)       (1.05)       (0.25)
                                                                  -----------    -----------  ----------   ----------   ----------

Net asset value, end of year .................................... $     19.48    $     21.02  $    15.01   $    15.13   $    12.24
                                                                  ===========    ===========  ==========   ==========   ==========


Total return ....................................................       (6.27)%        41.84 %      1.56 %      33.00 %      16.95 %
                                                                  ===========    ===========  ==========   ==========   ==========

Ratios/supplemental data

      Net assets, end of year ................................... $24,077,585    $11,565,944  $6,518,687   $3,740,208   $2,609,361
                                                                  ===========    ===========  ==========   ==========   ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........        1.85 %         2.05 %      2.70 %       3.49 %       4.49 %
           After expense reimbursements and waived fees .........        1.50 %         1.50 %      1.50 %       1.69 %       2.00 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ........       (1.33)%        (1.23)%     (1.50)%      (2.29)%      (3.38)%
           After expense reimbursements and waived fees .........       (0.98)%        (0.68)%     (0.30)%      (0.50)%      (0.90)%

      Portfolio turnover rate ...................................       29.45 %        11.64 %     13.39 %      23.43 %      32.79 %

See accompanying notes to financial statements

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Brown Capital Management Small Company Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. The Fund began operations on July 23, 1992.

     Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $148,904 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease undistributed net realized gain on investments by $118,819 and decrease paid-in capital by $30,085.

                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999



     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

     The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.50% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $52,153 ($0.07 per share) for the year ended March 31, 1999 and has voluntarily reimbursed a portion of the Fund's expenses for the year ended March 31, 1999 totaling $1,384.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. Prior to October 1, 1998, the administration fee was at an annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Prior to October 1, 1998, the fee for accounting and recordkeeping services was $1,750. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,000 per month. Prior to October 1, 1998, the minimum monthly aggregate fee was $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of investment securities.
                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999



     North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $15,894,611 and $4,157,771 respectively, for the year ended March 31, 1999.


NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

     For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The total amount of $0.23 per share distributions for the period ended March 31, 1999, was classified as long term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of The Brown Capital Management Small Company Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Small Company Fund (the "Fund"), including the portfolio of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998, and financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of March 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Small Company Fund as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Pittsburgh, Pennsylvania
April 23, 1999

________________________________________________________________________________

                            WST GROWTH & INCOME FUND
________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



                              INSTITUTIONAL SHARES



                               ANNUAL REPORT 1999


                           FOR THE YEAR ENDED MARCH 31





                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, Inc.
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510


                            WST GROWTH & INCOME FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                                  Annual Report
                            WST Growth & Income Fund
                              Institutional Shares

It is our pleasure to review with our fellow shareholders the annual report for the WST Growth & Income Fund. The stock market was volatile and exciting during the past twelve months. This letter highlights the progress of the Fund last year and outlines our expectations for the coming year. We appreciate your confidence in our management of your investment and we remain committed to maximizing your returns within the guidelines of the Fund. In the words of George Soros, "the more money you make, the less time you have to work!"

This letter has four main sections. In the first we review the Fund's annual results in the context of the overall stock market and its various sectors and components. Next we define our investment discipline and outline the criteria used to select stocks for the Fund. This discussion leads naturally to a review of the research process. Then in the fourth and final section we look into our crystal ball and reveal our outlook for the coming year. This information is intended to supplement the quarterly letters and statistic sheets, which should be helpful in understanding the Fund's activity and performance results.

                               The Year in Review
                               ------------------

Despite a severe test last summer and fall the bull market in large capitalization stocks continued during the past twelve months. A booming economy led by lower U.S. interest rates drove the stock markets to new highs in July. Then the collapse of the Russian economy and the subsequent failure of the hedge fund called Long-Term Capital Management knocked the wind out of investors and drove the market down 21% from its peak on July 20th to the bottom on October 8th. This correction was the worst decline since 1990 and had a number of market pundits announcing the beginning of a bear market. The market's true strength and resilience were revealed as the indices rebounded with vigor and by year-end eclipsed the July highs.

The amazing market turn was to a large degree the work of the savvy Federal Reserve. While Russia and LTCM stole the headlines, a severe and widespread liquidity crisis threatened the mechanism by which many types of loans including mortgages and consumer paper are securitized. Large mortgage originators and many consumer lenders found it difficult or impossible to sell certain segments of their securitization pools. In many cases banks pulled lines of credit that supported these companies and the lack of liquidity in their balance sheets forced a number of these finance companies into bankruptcy. The Fed responded with three quick cuts in short-term interest rates and staved off what could have been a financial melt down of large proportions.

The shake out in the securitized lending sector was not without its benefits as most of the survivors have shifted to much more conservative accounting procedures. Equally important, large well financed players like Fannie Mae were able to take advantage of the tough environment by purchasing illiquid securities at fire-sale prices. The story has ended happily as liquidity has returned to the market, weak players failed and the system is less vulnerable as a result. Fed Chairman Alan Greenspan deserves tremendous credit for his quick and decisive action in a behind-the-scenes process.

                Performance Review: "The Nifty Fifty Rules Again"

We wrote in our quarterly letters throughout the year about the dominance within the market indices of large capitalization growth companies, sometimes referred to as the "Nifty Fifty". The numbers tell the story as the NASDAQ 100, which is the largest 100 stocks on the NASDAQ Exchange, rose 75 % in the twelve months ending March 31st. Meanwhile the Russell 2000, a small capitalization index of 2000 companies, posted a decline of 17%. This disparity of performance is the largest in more than five years. Another interesting fact: 50 companies in the S&P 500 made up 90% of the return of the 500 stock index during the past twelve months. The same types of numbers characterized the New York Stock Exchange where the top 200 companies generated 90% of the return of the 2937 stock index.

Your Fund enjoyed positive returns over the twelve months ending March 31st, increasing 13.11%. This return compared favorably with the 5.47% return of the Lipper Growth and Income Fund Index which has a value bias. The Fund posted particularly strong results during the volatile fourth quarter and the first calendar quarter of 1999. The returns were generated with little help from the Fund's special situation and mid cap holdings, which suffered the same malaise as the broader indices. Small and mid cap stocks were completely ignored as the Nifty Fifty marched to new highs.

The Fund has delivered a 17.6% annualized rate of return since inception which also compares favorably to the 9.74% return of the Growth & Income Fund index. This performance is especially gratifying in light of two factors. First, we held an unusually high level of cash during the first half of the year. More importantly, the Fund generated its performance without the help of the high P/E large capitalization companies like Microsoft, America Online, Dell Computer and Cisco Systems which were the driving force in the index returns last year but which we believe represent risky holdings at current valuations.

The Fund's turnover rate remained low at 31% and the realized capital gains were minimal during the fiscal year. Tax efficiency remains an important focus for the Fund. We understand the Shareholders prefer to compound their gains within the Fund rather than paying them out in the form of taxes and our goal has been and will continue to be minimizing realized gains wherever possible. Our investment discipline is helpful in our pursuit of this goal. We invest in companies with business models that we think can produce strong sustained growth, and our hope is to become long term partners with the management of these firms.

                            The Investment Discipline
                            -------------------------

The Fund's investment goal is simple: find great growth businesses run by smart management and purchase these companies at attractive prices. This statement may sound overly simplistic but the execution of the discipline is challenging. The stock market consists of thousands of companies but few meet our criteria, and finding those great ones and buying them at reasonable prices is our task.

                      What defines a great business model?

We believe a great growth business is one that has a dominant market position, generates free cash flow, posts strong margins and high return on equity and requires only reasonable capital expenditures. Further, we believe that earnings per share growth is the measure that best guages management's success in growing their business. Tyco International epitomizes what we consider to be a great business model. The company operates in relatively non cyclical businesses, enjoys a dominant market position with all major product lines, generates strong operating margins and return on equity, grows its business internally at a double digit pace, and will generate over $1 billion of free cash flow in the current fiscal year.

                       How do we define strong management?

Our research team looks for senior management with proven track records. These individuals need to articulate clear goals and then deliver on these commitments. We look for CEO's who are committed to building shareholder value through strong operations, strategic acquisitions and share repurchases. Management must be adept at driving efficiencies and expanding operating margins. They must communicate effectively and honestly with the analyst community about their current and future business trends.

Dennis Kozlowski, the CEO of Tyco International epitomizes our model CEO. He has made ambitious promises to investors and has consistently delivered results in excess of his commitments. He has built dominant market share through strategic acquisitions and has vigorously cut costs to achieve his objectives. He is an effective steward of his shareholders's capital and operates a $15 billion business with less than 100 employees in the corporate headquarters. Tyco is the Fund's largest position and we continue to be impressed with his strong leadership.

                        What defines a reasonable price?

Our team uses the businessman's test to define reasonable valuation. We buy a company's stock as we would buy a stand-alone business. Our goal is to analyze a company's value using financial measures described above. The higher a company's net margins, return on equity, and growth rate, the higher a valuation we will place on the business. For example, in certain market sectors such as beverages, an investor should be willing to pay a premium price for a brand name and operating business. Our analysis of Coke versus Pepsi is a useful case study of the reasonable price segment of our discipline. Pepsi trades for 28x estimated earnings while Coca-Cola trades for 45x earnings. We ask ourselves whether a dollar of earnings from Coke is worth almost twice as much as a dollar of earnings from Pepsi. Pepsi's earnings growth rate is higher than Coke's. Both companies boast strong business models and smart management teams but only one is reasonably priced according to our definition.

Warren Buffet has made a fortune following the basic principle of buying great businesses run by very smart managers and purchasing these companies at reasonable prices. Wilbanks, Smith & Thomas' greatest gains for clients over the years have been in companies run by "battle tested" senior management. We continue our quest to find and monitor the performance of these types of individuals and the process will be critical to the success of the Fund,

                         Research, Research, Research...
                         -------------------------------

The past quarterly letters for the Fund have outlined our research process and explained our commitment to primary research as opposed to simply reading Wall Street reports. We believe that information is the key to success in investing. The information we use in making decisions about the purchase or sale of stocks is the product of conversations with management, competitors, suppliers and customers. Our successes and mistakes in the past have reinforced our firm belief: more information leads to better decisions.

The SEC permits companies to give certain material information to analysts which is not yet known to the general public. Companies rely on the analyst community to disseminate this information in an orderly fashion. The strategic direction in which a company is moving, the progress a company is making on a new initiative, or the general tone of business during a quarter are all valid topics for a discussion with management. We are regularly surprised by the level of information that can be garnered through regular periodic discussions with management. While not considered inside information, the data we receive occasionally puts our view at odds with that of the consensus and thereby creates an opportunity for our clients and shareholders. It is when we are able to find a great company that for some reason is out of favor with the Wall Street herd that we achieve our best successes.

One perfect example of the value of research was our recent visit with the senior management of MidAmerican Energy at their annual analyst meeting. This company, formerly known as Cal Energy, has been an investment of Wilbanks, Smith & Thomas and your Fund for the past year. During the analyst meeting the company outlined their budget and forecast for the next three years. The company suggested that they would generate over $15 per share in free cash flow from operations. They showed specifically how they would achieve each of the three years earnings forecast and suggested that they have great confidence that their budget is conservative.

Consequently, we have the opportunity to continue to invest in a company whose stock trades at $28 per share and which can generate over 50% of the value of the stock in cash during the next three years. We have found few companies that can grow earnings at 15% annually and trade at such an inexpensive valuation. We are more excited than ever with this company's prospects and our confidence is generated directly from our research on this company. We anticipate that MidAmerican will remain a core holding in the Fund. Of course we will monitor the company very closely and we'll know quickly when the fundamentals change.

Wilbanks, Smith & Thomas Asset Management's analyst team contacts one or two companies per day and travels extensively to meet with the senior management of almost all of the companies in which we invest. During the past year we have contacted or visited with more than 200 companies over 500 different sessions.

                             Outlook for the future
                             ----------------------

While it is difficult to forecast the absolute levels of economic growth, inflation or interest rates, the portfolio management team of the WST Growth & Income Fund does attempt to identify major trends in these variables as well as Federal Reserve policy and secular themes within different industry groups. History is a great teacher and our research proves that investors often react in the same predictable ways to certain events decade after decade. Therefore we deem it important to identify the major trends in macro variables, as those trends will eventually drive equity performance.

Our outlook for the remainder of the year remains positive. Interest rates are relatively stable despite the moderate rise during 1999. While Fed policy shifts are extremely difficult to foresee, we expect Alan Greenspan to maintain a neutral monetary policy. Economic growth is robust with GDP gains of over 4% during the first quarter of this year. The government continues to run a major budget surplus, which could approach $100 billion during the current fiscal year. The foreign economies, which were so problematic during 1998, are improving.

Our conversations with the majority of the companies in the Fund are very bullish. Senior management is executing well and companies are generating record profits. Stock prices generally follow earnings so we remain very positive on the holdings in the Fund. We estimate that the Fund's companies will generate an average earnings gain in 1999 of 22%, which is almost 3 times the 8% growth rate forecast for the S&P 500. The average valuation of our companies is actually at a discount to the overall market. This combination of strong growth and low relative valuations gives us great comfort in a market that looks expensive by many measures.

Given the valuations at which the Nifty Fifty are trading and the general exuberance in the market, we anticipate a modest correction during the next 3 to 4 months. The trigger for this correction could be Year 2000 issues, an unexpected rise in interest rates, or some other now unforeseen event. As long as the powerful trends at work in the economy and at our companies remain intact, we will use any correction to add to holdings at attractive prices.

Your portfolio management team is optimistic about the coming year and appreciate your continued confidence. We are in the process of expanding our web site and look forward to broadening the array of information available about the Fund as the summer progresses. We will work diligently to maintain positive results and wish you the best as we approach the millennium.


/s/ Wayne F. Wilbanks
/s/ L. Norfleet Smith, Jr.
/s/ Norwood A.Thomas, Jr.
/s/ T. Carl Turnage
/s/ Lawrence A. Bernert, III

                            WST GROWTH & INCOME FUND
                              Institutional Shares

                    Performance Update - $25,000 Investment
For the period from  September 30, 1997 (Date of Initial  Public  Investment) to
                                 March 31, 1999

[Graph]
                                      60% S&P 500
                Institutional    20% Lehman Gov't/Corp     Lipper Growth &
                   Shares          20% Russell 2000         Income Index
                   ------          ----------------         ------------
 9/30/97           25,000                25,000                25,000
12/31/97           25,502                25,383                25,264
 3/31/98           28,179                28,124                28,145
 6/30/98           28,453                28,572                28,198
 9/30/98           24,759                26,005                24,682
12/31/98           30,575                30,165                28,695
 3/31/99           31,873                30,894                29,304


This graph depicts the performance of the WST Growth & Income Fund Institutional Shares versus the Lipper Growth and Income Fund Index and a combined index of 60% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 20% Russell 2000 Index. It is important to note that the WST Growth & Income Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return
------------------------------------------------
       Since IPI                One Year
------------------------------------------------
         17.59%                  13.11%
------------------------------------------------


The graph assumes an initial $25,000 investment at September 30, 1997. All dividends and distributions are reinvested.

At March 31, 1999, the WST Growth & Income Fund Institutional Shares would have grown to $31,873 - total investment return of 27.49% since September 30, 1997.

At March 31, 1999, a similar investment in the Lipper Growth and Income Fund Index would have grown to $29,304 - total investment return of 17.21%; a combined index of 60% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 20% Russell 2000 Index would have grown to $30,894 - total investment return of 23.58%, since September 30, 1997. The combined index replaces the former combined index of 70% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 10 Russell 2000 Index used in the graph in the prior annual report for illustrative purposes because the Investment Advisor feels that the current combined index is a more accurate comparison to WST Growth & Income Fund's investment strategy than the previous combined index. For the fiscal year ended March 31, 1999, the investment in the Institutional Shares of the WST Growth & Income Fund would have increased in value by $3,694; the similar investment in the current combined index would have increased in value by $2,771; while the similar investment in the prior combined index would have increased in value by $3,743.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                    Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 91.13%

       Aerospace & Defense - 3.16%
            AlliedSignal, Inc. .................................................                     9,000                $  441,563
                                                                                                                          ----------

       Beverages - 2.81%
            PepsiCo, Inc. ......................................................                    10,000                   391,875
                                                                                                                          ----------

       Broadcast - Radio & Television - 2.17%
         (a)Cox Communications, Inc. ...........................................                     4,000                   302,500
                                                                                                                          ----------

       Commercial Services - 2.33%
         (a)ACNielsen Corporation ..............................................                    12,000                   325,500
                                                                                                                          ----------

       Computers - 4.06%
            Compaq Computer Corporation ........................................                     8,250                   261,938
            Hewlett-Packard Company ............................................                     4,500                   305,156
                                                                                                                          ----------
                                                                                                                             567,094
                                                                                                                          ----------
       Computer Software & Services - 5.27%
         (a)Advent Software, Inc. ..............................................                     6,000                   300,000
         (a)Oracle Corporation .................................................                    16,500                   435,187
                                                                                                                          ----------
                                                                                                                             735,187
                                                                                                                          ----------
       Cosmetics & Personal Care - 5.57%
            Gillette Company ...................................................                     8,000                   475,500
         (a)Playtex Products, Inc. .............................................                    20,000                   302,500
                                                                                                                          ----------
                                                                                                                             778,000
                                                                                                                          ----------
       Direct Marketing - 1.84%
         (a)TeleSpectrum Worldwide Inc. ........................................                    30,000                   256,875
                                                                                                                          ----------

       Diversified Manufacturing - 1.98%
            General Electric Company ...........................................                     2,500                   276,562
                                                                                                                          ----------

       Electronics - Semiconductor - 1.71%
            Intel Corporation ..................................................                     2,000                   238,250
                                                                                                                          ----------

       Financial - Banks, Commercial - 10.97%
            BankAmerica Corporation ............................................                     5,600                   395,500
            CCB Financial Corporation ..........................................                     5,000                   270,312
            Chase Manhattan Corporation ........................................                     2,400                   195,150
            Citigroup Inc. .....................................................                     5,000                   319,375
            Resource Bankshares Corporation ....................................                    17,800                   351,550
                                                                                                                          ----------
                                                                                                                           1,531,887
                                                                                                                          ----------
       Financial Services - 6.14%
            American Express Company ...........................................                     2,000                   235,000
            Equifax, Inc. ......................................................                     6,000                   206,250
            Fannie Mae .........................................................                     6,000                   415,500
                                                                                                                          ----------
                                                                                                                             856,750
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                    Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)
       Insurance - Life & Health - 3.90%
            AFLAC, Incorporated ..................................................                   10,000               $  544,375
                                                                                                                          ----------

       Insurance - Multiline - 2.59%
            American International Group, Inc. ...................................                    3,000                  361,875
                                                                                                                          ----------

       Manufacturing - Miscellaneous - 2.67%
            Tyco International Ltd. ..............................................                    5,200                  373,100
                                                                                                                          ----------

       Medical Supplies - 2.21%
            Johnson & Johnson ....................................................                    3,300                  309,169
                                                                                                                          ----------

       Multimedia - 4.82%
            The Walt Disney Company ..............................................                   12,500                  389,063
            Time Warner, Inc. ....................................................                    4,000                  283,250
                                                                                                                          ----------
                                                                                                                             672,313
                                                                                                                          ----------
       Office Automation & Equipment - 1.87%
            Xerox Corporation ....................................................                    5,000                  260,625
                                                                                                                          ----------

       Pharmaceuticals - 5.10%
            American Home Products ...............................................                    6,000                  391,500
            Merck & Co., Inc. ....................................................                    4,000                  320,500
                                                                                                                          ----------
                                                                                                                             712,000
                                                                                                                          ----------
       Publishing - Newspapers - 2.65%
            The New York Times Company ...........................................                   13,000                  370,500
                                                                                                                          ----------

       Restaurants & Food Service - 2.60%
            McDonald's Corporation ...............................................                    8,000                  362,500
                                                                                                                          ----------

       Retail - Specialty Line - 6.52%
            CVS Corporation ......................................................                    9,000                  426,375
            Lowe's Companies, Inc. ...............................................                    8,000                  484,000
                                                                                                                          ----------
                                                                                                                             910,375
                                                                                                                          ----------
       Telecommunications - 6.28%
            AT&T Corp. ...........................................................                    5,429                  433,302
         (a)MCI WorldCom, Inc. ...................................................                    5,000                  442,813
                                                                                                                          ----------
                                                                                                                             876,115
                                                                                                                          ----------
       Utilities - Electric - 1.91%
            MidAmerican Energy Holdings Co. ......................................                    9,500                  266,000
                                                                                                                          ----------

            Total Common Stocks (Cost $10,070,787) ...............................                                        12,720,990
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                           Shares           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS - 2.16%

       Financial - Banks, Commercial - 0.18%
            RESOURCE CAPITAL TRUST, 9.25%.................................                                 1,000             $25,250
                                                                                                                             -------

       Insurance - Multiline - 0.95%
            AICI CAPITAL TRUST, 9.00% ....................................                                 5,500             133,031
                                                                                                                             -------

       Telecommunications - 1.03%
            TCI Communications, 8.72% ....................................                                 5,500             143,687
                                                                                                                             -------

            Total Preferred Stocks (Cost $306,974) .......................                                                   301,968
                                                                                                                             -------



                                                                                   Interest             Maturity
                                                               Principal             Rate                 Date
                                                            ----------------    ----------------    ---------------
CORPORATE OBLIGATION - 2.65%

Macsaver Financial Services ...........................         $500,000              7.875%             8/01/03             370,000
            (Cost $431,443)                                                                                                  -------

                                                                                                    Shares
                                                                                                -------------
INVESTMENT COMPANY - 3.52%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ..................................              490,375                 490,375
                                                                                                                         -----------
            (Cost $490,375)

Total Value of Investments (Cost $11,299,579 (b)) .....................................                99.46 %           $13,883,333
Liabilities less other assets .........................................................                 0.54 %                75,189
                                                                                                    --------             -----------
       Net Assets .....................................................................               100.00 %           $13,958,522
                                                                                                    ========             ===========

       (a)  Non-income producing investment.

       (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

                              Unrealized appreciation ..............................................                    $ 2,855,769
                              Unrealized depreciation ..............................................                       (272,015)
                                                                                                                        -----------

                                    Net unrealized appreciation ....................................                    $ 2,583,754
                                                                                                                        ===========




See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1999


ASSETS
       Investments, at value (cost $11,299,579) .........................................................              $ 13,883,333
       Income receivable ................................................................................                    18,233
       Receivable for fund shares sold ..................................................................                    63,074
       Deferred organization expenses, net (note 4) .....................................................                    28,775
                                                                                                                       ------------

            Total assets ................................................................................                13,993,415
                                                                                                                       ------------

LIABILITIES
       Disbursements in excess of cash on demand deposit ................................................                    16,811
       Accrued expenses .................................................................................                    17,549
       Other liabilities ................................................................................                       533
                                                                                                                       ------------

            Total liabilities ...........................................................................                    34,893
                                                                                                                       ------------

NET ASSETS ..............................................................................................              $ 13,958,522
                                                                                                                       ============

NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................              $ 11,995,891
       Accumulated net realized loss on investments .....................................................                  (621,123)
       Net unrealized appreciation on investments .......................................................                 2,583,754
                                                                                                                       ------------
                                                                                                                       $ 13,958,522
                                                                                                                       ============

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
       ($11,419,391 / 894,317 shares) ...................................................................              $      12.77
                                                                                                                       ============

INVESTOR CLASS
       Net asset value, redemption and offering price per share
       ($2,539,131 /  200,364 shares) ...................................................................              $      12.67
                                                                                                                       ============
       Maximum offering price per share (100 / 96.25% of $12.67) ........................................              $      13.16
                                                                                                                       ============



















See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 1999



INVESTMENT LOSS

       Income
            Interest ......................................................................................             $    32,478
            Dividends .....................................................................................                 133,143
                                                                                                                        -----------

                  Total income ............................................................................                 165,621
                                                                                                                        -----------

       Expenses
            Investment advisory fees (note 2) .............................................................                  71,743
            Fund administration fees (note 2) .............................................................                  16,740
            Distribution and service fees - Investor class shares (note 3) ................................                   7,113
            Custody fees ..................................................................................                   3,343
            Registration and filing administration fees (note 2) ..........................................                   4,900
            Fund accounting fees (note 2) .................................................................                  33,000
            Audit fees ....................................................................................                   9,550
            Legal fees ....................................................................................                  18,540
            Securities pricing fees .......................................................................                   2,807
            Shareholder recordkeeping fees ................................................................                   7,500
            Shareholder servicing expenses ................................................................                   4,314
            Registration and filing expenses ..............................................................                   5,885
            Printing expenses .............................................................................                   7,984
            Amortization of deferred organization expenses (note 4) .......................................                   8,227
            Trustee fees and meeting expenses .............................................................                   3,743
            Other operating expenses ......................................................................                     355
                                                                                                                        -----------

                  Total expenses ..........................................................................                 205,744
                                                                                                                        -----------

                  Less investment advisory fees waived (note 2) ...........................................                 (31,699)
                                                                                                                        -----------

                  Net expenses ............................................................................                 174,045
                                                                                                                        -----------

                       Net investment loss ................................................................                  (8,424)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized loss from investment transactions .....................................................                (578,937)
       Increase in unrealized appreciation on investments .................................................               1,853,775
                                                                                                                        -----------

            Net realized and unrealized gain on investments ...............................................               1,274,838
                                                                                                                        -----------

                  Net increase in net assets resulting from operations ....................................             $ 1,266,414
                                                                                                                        ===========







See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                   September 9, 1997
                                                                                                                     (commencement
                                                                                                     Year ended      of operations)
                                                                                                      March 31,       to March 31,
                                                                                                        1999              1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
          Net investment (loss) income ............................................                  $    (8,424)       $     1,567
          Net realized loss from investment transactions ..........................                     (578,937)           (42,186)
          Increase in unrealized appreciation on investments ......................                    1,853,775            729,979
                                                                                                     -----------        -----------

              Net increase in net assets resulting from operations ................                    1,266,414            689,360
                                                                                                     -----------        -----------

     Distributions to shareholders from
          Net investment income - Institutional Class .............................                            0             (2,096)
          Net investment income - Investor Class ..................................                            0                (40)
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions .................                            0             (2,136)
                                                                                                     -----------        -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) ....                    5,552,729          6,452,155
                                                                                                     -----------        -----------

                   Total increase in net assets ...................................                    6,819,143          7,139,379
NET ASSETS
     Beginning of period ..........................................................                    7,139,379                  0
                                                                                                     -----------        -----------

     End of period ................................................................                  $13,958,522        $ 7,139,379
                                                                                                     ===========        ===========

(a) A summary of capital share activity follows:
                                                            ------------------------------------------------------------------------
                                                                                                          For the period from
                                                                                                           September 9, 1997
                                                                         Year ended                  (commencement of operations)
                                                                       March 31, 1999                      to March 31, 1998

                                                                 Shares              Value             Shares              Value
                                                            ------------------------------------------------------------------------
                 -------------------
                 INSTITUTIONAL CLASS
                 -------------------
Shares sold .............................................          361,611        $ 4,344,114            564,741        $ 5,750,088
Shares issued for reinvestment of distributions .........                0                  0                191              2,096
                                                               -----------        -----------        -----------        -----------
                                                                   361,611          4,344,114            564,932          5,752,184
Shares redeemed .........................................          (32,095)          (380,601)              (131)            (1,395)
                                                               -----------        -----------        -----------        -----------
     Net increase .......................................          329,516        $ 3,963,513            564,801        $ 5,750,789
                                                               ===========        ===========        ===========        ===========
                   --------------
                   INVESTOR CLASS
                   --------------
Shares sold .............................................          143,763        $ 1,721,117             67,766        $   701,326
Shares issued for reinvestment of distributions .........                0                  0                  4                 40
                                                               -----------        -----------        -----------        -----------
                                                                   143,763          1,721,117             67,770            701,366
Shares redeemed .........................................          (11,169)          (131,901)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase .......................................          132,594        $ 1,589,216             67,770        $   701,366
                                                               ===========        ===========        ===========        ===========
                    ------------
                    FUND SUMMARY
                    ------------
Shares sold .............................................          505,374        $ 6,065,231            632,507        $ 6,451,414
Shares issued for reinvestment of distributions .........                0                  0                195              2,136
                                                               -----------        -----------        -----------        -----------
                                                                   505,374          6,065,231            632,702          6,453,550
Shares redeemed .........................................          (43,264)          (512,502)              (131)            (1,395)
                                                               -----------        -----------        -----------        -----------
     Net increase .......................................          462,110        $ 5,552,729            632,571        $ 6,452,155
                                                               ===========        ===========        ===========        ===========

See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                   ---------------------------     ---------------------------
                                                                       INSTITUTIONAL CLASS               INVESTOR CLASS
                                                                   ---------------------------     ---------------------------
                                                                                 For the period                  For the period
                                                                               from Sept. 30, 1997              from Oct. 3, 1997
                                                                               (date of inititial               (date of initial
                                                                   Year ended  public investment)  Year ended  public investment)
                                                                    March 31,     to March 31,      March 31,     to March 31,
                                                                      1999            1998            1999            1998
                                                                   ---------------------------     ---------------------------
Net asset value, beginning of period ............................       $11.29          $10.02          $11.26          $10.22

      Income from investment operations
           Net investment income (loss) .........................         0.00            0.00           (0.04)          (0.01)
           Net realized and unrealized gain on investments ......         1.48            1.27            1.45            1.05
                                                                   -----------     -----------     -----------     -----------
                 Total from investment operations ...............         1.48            1.27            1.41            1.04
                                                                   -----------     -----------     -----------     -----------
      Distributions to shareholders from
           Net investment income ................................        (0.00)           0.00           (0.00)          (0.00)
                                                                   -----------     -----------     -----------     -----------

Net asset value, end of period ..................................       $12.77          $11.29          $12.67          $11.26
                                                                   ===========     ===========     ===========     ===========

Total return (a) ................................................        13.11 %         12.72 %         12.52 %         10.52 %
                                                                   ===========     ===========     ===========     ===========

Ratios/supplemental data
      Net assets, end of period .................................  $11,419,391     $ 6,376,193     $ 2,539,131     $   763,186
                                                                   ===========     ===========     ===========     ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........         2.08 %          3.15 % (b)      2.56 %          3.63 % (b)
           After expense reimbursements and waived fees .........         1.75 %          1.75 % (b)      2.25 %          2.25 % (b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........        (0.35)%         (1.31)% (b)     (0.84)%         (1.70)% (b)
           After expense reimbursements and waived fees .........        (0.01)%          0.09 % (b)     (0.53)%         (0.31)% (b)

      Portfolio turnover rate ...................................        31.11 %         23.64 %         31.11 %         23.64 %


(a)   Total return does not reflect payment of a sales charge.
(b)   Annualized.

See accompanying notes to financial statements

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The WST Growth & Income Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on September 9, 1997. The investment objective of the fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares.


         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of 3.75%. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $384,452, of which $42,186 expires in the year 2006 and $342,266 expires in the year 2007. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, Inc. (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $31,699 ($0.04 per share) for the year ended March 31, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.

                                                                     (Continued)

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $7,113 of such expenses under the Plan for the year ended March 31, 1999.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $8,689,279 and $2,793,249, respectively, for the year ended March 31, 1999.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of WST Growth & Income Fund:

We have audited the accompanying statement of assets and liabilities of WST Growth & Income Fund (the "Fund"), including the portfolio of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth & Income Fund as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Pittsburgh, Pennsylvania
April 23, 1999

________________________________________________________________________________

                            WST GROWTH & INCOME FUND
________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



                                 INVESTOR SHARES



                               ANNUAL REPORT 1999


                           FOR THE YEAR ENDED MARCH 31





                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, Inc.
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510


                            WST GROWTH & INCOME FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                                  Annual Report
                            WST Growth & Income Fund
                                 Investor Shares

It is our pleasure to review with our fellow shareholders the annual report for the WST Growth & Income Fund. The stock market was volatile and exciting during the past twelve months. This letter highlights the progress of the Fund last year and outlines our expectations for the coming year. We appreciate your confidence in our management of your investment and we remain committed to maximizing your returns within the guidelines of the Fund. In the words of George Soros, "the more money you make, the less time you have to work!"

This letter has four main sections. In the first we review the Fund's annual results in the context of the overall stock market and its various sectors and components. Next we define our investment discipline and outline the criteria used to select stocks for the Fund. This discussion leads naturally to a review of the research process. Then in the fourth and final section we look into our crystal ball and reveal our outlook for the coming year. This information is intended to supplement the quarterly letters and statistic sheets, which should be helpful in understanding the Fund's activity and performance results.

                               The Year in Review
                               ------------------

Despite a severe test last summer and fall the bull market in large capitalization stocks continued during the past twelve months. A booming economy led by lower U.S. interest rates drove the stock markets to new highs in July. Then the collapse of the Russian economy and the subsequent failure of the hedge fund called Long-Term Capital Management knocked the wind out of investors and drove the market down 21% from its peak on July 20th to the bottom on October 8th. This correction was the worst decline since 1990 and had a number of market pundits announcing the beginning of a bear market. The market's true strength and resilience were revealed as the indices rebounded with vigor and by year-end eclipsed the July highs.

The amazing market turn was to a large degree the work of the savvy Federal Reserve. While Russia and LTCM stole the headlines, a severe and widespread liquidity crisis threatened the mechanism by which many types of loans including mortgages and consumer paper are securitized. Large mortgage originators and many consumer lenders found it difficult or impossible to sell certain segments of their securitization pools. In many cases banks pulled lines of credit that supported these companies and the lack of liquidity in their balance sheets forced a number of these finance companies into bankruptcy. The Fed responded with three quick cuts in short-term interest rates and staved off what could have been a financial melt down of large proportions.

The shake out in the securitized lending sector was not without its benefits as most of the survivors have shifted to much more conservative accounting procedures. Equally important, large well financed players like Fannie Mae were able to take advantage of the tough environment by purchasing illiquid securities at fire-sale prices. The story has ended happily as liquidity has returned to the market, weak players failed and the system is less vulnerable as a result. Fed Chairman Alan Greenspan deserves tremendous credit for his quick and decisive action in a behind-the-scenes process.

                Performance Review: "The Nifty Fifty Rules Again"

We wrote in our quarterly letters throughout the year about the dominance within the market indices of large capitalization growth companies, sometimes referred to as the "Nifty Fifty". The numbers tell the story as the NASDAQ 100, which is the largest 100 stocks on the NASDAQ Exchange, rose 75 % in the twelve months ending March 31st. Meanwhile the Russell 2000, a small capitalization index of 2000 companies, posted a decline of 17%. This disparity of performance is the largest in more than five years. Another interesting fact: 50 companies in the S&P 500 made up 90% of the return of the 500 stock index during the past twelve months. The same types of numbers characterized the New York Stock Exchange where the top 200 companies generated 90% of the return of the 2937 stock index.

Your Fund enjoyed positive returns over the twelve months ending March 31st, increasing 12.52%. This return compared favorably with the 5.47% return of the Lipper Growth and Income Fund Index which has a value bias. The Fund posted particularly strong results during the volatile fourth quarter and the first calendar quarter of 1999. The returns were generated with little help from the Fund's special situation and mid cap holdings, which suffered the same malaise as the broader indices. Small and mid cap stocks were completely ignored as the Nifty Fifty marched to new highs.

The Fund has delivered a 15.75% annualized rate of return since inception1 which also compares favorably to the 9.74% return of the Growth & Income Fund index. This performance is especially gratifying in light of two factors. First, we held an unusually high level of cash during the first half of the year. More importantly, the Fund generated its performance without the help of the high P/E large capitalization companies like Microsoft, America Online, Dell Computer and Cisco Systems which were the driving force in the index returns last year but which we believe represent risky holdings at current valuations.

The Fund's turnover rate remained low at 31% and the realized capital gains were minimal during the fiscal year. Tax efficiency remains an important focus for the Fund. We understand the Shareholders prefer to compound their gains within the Fund rather than paying them out in the form of taxes and our goal has been and will continue to be minimizing realized gains wherever possible. Our investment discipline is helpful in our pursuit of this goal. We invest in companies with business models that we think can produce strong sustained growth, and our hope is to become long term partners with the management of these firms.

                            The Investment Discipline
                            -------------------------

The Fund's investment goal is simple: find great growth businesses run by smart management and purchase these companies at attractive prices. This statement may sound overly simplistic but the execution of the discipline is challenging. The stock market consists of thousands of companies but few meet our criteria, and finding those great ones and buying them at reasonable prices is our task.

                      What defines a great business model?

We believe a great growth business is one that has a dominant market position, generates free cash flow, posts strong margins and high return on equity and requires only reasonable capital expenditures. Further, we believe that earnings per share growth is the measure that best guages management's success in growing their business. Tyco International epitomizes what we consider to be a great business model. The company operates in relatively non cyclical businesses, enjoys a dominant market position with all major product lines, generates strong operating margins and return on equity, grows its business internally at a double digit pace, and will generate over $1 billion of free cash flow in the current fiscal year.

                       How do we define strong management?

Our research team looks for senior management with proven track records. These individuals need to articulate clear goals and then deliver on these commitments. We look for CEO's who are committed to building shareholder value through strong operations, strategic acquisitions and share repurchases. Management must be adept at driving efficiencies and expanding operating margins. They must communicate effectively and honestly with the analyst community about their current and future business trends.

Dennis Kozlowski, the CEO of Tyco International epitomizes our model CEO. He has made ambitious promises to investors and has consistently delivered results in excess of his commitments. He has built dominant market share through strategic acquisitions and has vigorously cut costs to achieve his objectives. He is an effective steward of his shareholders's capital and operates a $15 billion business with less than 100 employees in the corporate headquarters. Tyco is the Fund's largest position and we continue to be impressed with his strong leadership.

                        What defines a reasonable price?

Our team uses the businessman's test to define reasonable valuation. We buy a company's stock as we would buy a stand-alone business. Our goal is to analyze a company's value using financial measures described above. The higher a company's net margins, return on equity, and growth rate, the higher a valuation we will place on the business. For example, in certain market sectors such as beverages, an investor should be willing to pay a premium price for a brand name and operating business. Our analysis of Coke versus Pepsi is a useful case study of the reasonable price segment of our discipline. Pepsi trades for 28x estimated earnings while Coca-Cola trades for 45x earnings. We ask ourselves whether a dollar of earnings from Coke is worth almost twice as much as a dollar of earnings from Pepsi. Pepsi's earnings growth rate is higher than Coke's. Both companies boast strong business models and smart management teams but only one is reasonably priced according to our definition.

Warren Buffet has made a fortune following the basic principle of buying great businesses run by very smart managers and purchasing these companies at reasonable prices. Wilbanks, Smith & Thomas' greatest gains for clients over the years have been in companies run by "battle tested" senior management. We continue our quest to find and monitor the performance of these types of individuals and the process will be critical to the success of the Fund,

                         Research, Research, Research...
                         -------------------------------

The past quarterly letters for the Fund have outlined our research process and explained our commitment to primary research as opposed to simply reading Wall Street reports. We believe that information is the key to success in investing. The information we use in making decisions about the purchase or sale of stocks is the product of conversations with management, competitors, suppliers and customers. Our successes and mistakes in the past have reinforced our firm belief: more information leads to better decisions.

The SEC permits companies to give certain material information to analysts which is not yet known to the general public. Companies rely on the analyst community to disseminate this information in an orderly fashion. The strategic direction in which a company is moving, the progress a company is making on a new initiative, or the general tone of business during a quarter are all valid topics for a discussion with management. We are regularly surprised by the level of information that can be garnered through regular periodic discussions with management. While not considered inside information, the data we receive occasionally puts our view at odds with that of the consensus and thereby creates an opportunity for our clients and shareholders. It is when we are able to find a great company that for some reason is out of favor with the Wall Street herd that we achieve our best successes.

One perfect example of the value of research was our recent visit with the senior management of MidAmerican Energy at their annual analyst meeting. This company, formerly known as Cal Energy, has been an investment of Wilbanks, Smith & Thomas and your Fund for the past year. During the analyst meeting the company outlined their budget and forecast for the next three years. The company suggested that they would generate over $15 per share in free cash flow from operations. They showed specifically how they would achieve each of the three years earnings forecast and suggested that they have great confidence that their budget is conservative.

Consequently, we have the opportunity to continue to invest in a company whose stock trades at $28 per share and which can generate over 50% of the value of the stock in cash during the next three years. We have found few companies that can grow earnings at 15% annually and trade at such an inexpensive valuation. We are more excited than ever with this company's prospects and our confidence is generated directly from our research on this company. We anticipate that MidAmerican will remain a core holding in the Fund. Of course we will monitor the company very closely and we'll know quickly when the fundamentals change.

Wilbanks, Smith & Thomas Asset Management's analyst team contacts one or two companies per day and travels extensively to meet with the senior management of almost all of the companies in which we invest. During the past year we have contacted or visited with more than 200 companies over 500 different sessions.

                             Outlook for the future
                             ----------------------

While it is difficult to forecast the absolute levels of economic growth, inflation or interest rates, the portfolio management team of the WST Growth & Income Fund does attempt to identify major trends in these variables as well as Federal Reserve policy and secular themes within different industry groups. History is a great teacher and our research proves that investors often react in the same predictable ways to certain events decade after decade. Therefore we deem it important to identify the major trends in macro variables, as those trends will eventually drive equity performance.

Our outlook for the remainder of the year remains positive. Interest rates are relatively stable despite the moderate rise during 1999. While Fed policy shifts are extremely difficult to foresee, we expect Alan Greenspan to maintain a neutral monetary policy. Economic growth is robust with GDP gains of over 4% during the first quarter of this year. The government continues to run a major budget surplus, which could approach $100 billion during the current fiscal year. The foreign economies, which were so problematic during 1998, are improving.

Our conversations with the majority of the companies in the Fund are very bullish. Senior management is executing well and companies are generating record profits. Stock prices generally follow earnings so we remain very positive on the holdings in the Fund. We estimate that the Fund's companies will generate an average earnings gain in 1999 of 22%, which is almost 3 times the 8% growth rate forecast for the S&P 500. The average valuation of our companies is actually at a discount to the overall market. This combination of strong growth and low relative valuations gives us great comfort in a market that looks expensive by many measures.

Given the valuations at which the Nifty Fifty are trading and the general exuberance in the market, we anticipate a modest correction during the next 3 to 4 months. The trigger for this correction could be Year 2000 issues, an unexpected rise in interest rates, or some other now unforeseen event. As long as the powerful trends at work in the economy and at our companies remain intact, we will use any correction to add to holdings at attractive prices.

Your portfolio management team is optimistic about the coming year and appreciate your continued confidence. We are in the process of expanding our web site and look forward to broadening the array of information available about the Fund as the summer progresses. We will work diligently to maintain positive results and wish you the best as we approach the millennium.


/S/ Wayne F. Wilbanks
/S/ L. Norfleet Smith, Jr.
/s/ Norwood A.Thomas, Jr.
/s/ T. Carl Turnage
/s/ Lawrence A. Bernert, III















--------
1 Footnote - Annual return for the Investor Class shares would be 8.58% net of the 3.75% sales charge. The annualized since inception return would be 13.01% net of the sales charge.

                            WST GROWTH & INCOME FUND
                                Investor Shares

                    Performance Update - $10,000 Investment
    For the period from October 3, 1997 (Date of Initial Public Investment)
                                to March 31, 1999


[Graph]

                            60% S&P 500 Index
                            20% Lehman Gov't/          Lipper Growth
             Investor           Corp Bond Index        & Income Fund
              Shares        20% Russell 2000 Index        Index
              ------        ----------------------        -----

 10/3/97       9,625                10,000                10,000
12/31/97       9,607                10,015                 9,937
 3/31/98      10,606                11,093                11,070
 6/30/98      10,701                11,268                11,091
 9/30/98       9,297                10,261                 9,708
12/31/98      11,463                11,895                11,286
 3/31/99      11,934                12,181                11,525


This graph depicts the performance of the WST Growth & Income Fund Investor Shares versus the Lipper Growth and Income Fund Index and a combined index of 60% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 20% Russell 2000 Index. It is important to note that the WST Growth & Income Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return
------------------------------------------------------------------------
                                Since IPI               One Year
------------------------------------------------------------------------
      No Sales Load               15.52%                 12.52%
------------------------------------------------------------------------
Maximum 3.75% Sales Load          12.59%                 8.30%
------------------------------------------------------------------------


The graph assumes an initial $10,000 investment at October 3, 1997 ($9,625 after maximum sales load of 3.75%). All dividends and distributions are reinvested.

At March 31, 1999, the WST Growth & Income Fund Investor Shares would have grown to $11,934 - total investment return of 19.34% since October 3, 1997. Without the deduction of the 3.75% maximum sales load, the WST Growth & Income Fund Investor Shares would have grown to $12,399 total investment return of 23.99% since October 3, 1997.

At March 31, 1999, a similar investment in the Lipper Growth and Income Fund Index would have grown to $11,525 - total investment return of 15.25%; a combined index of 60% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 20% Russell 2000 Index would have grown to $12,181 - total investment return of 21.81%, since October 3, 1997. The combined index replaces the former combined index of 70% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 10% Russell 2000 Index used in the graph in the prior annual report for illustrative purposes because the Investment Advisor feels that the current combined index is a more accurate comparison to WST Growth & Income Fund's investment strategy than the previous combined index. For the fiscal year ended March 31, 1999, the investment in the Investor Shares of the WST Growth & Income Fund would have increased in value by $1,328; without the deduction of the 3.75% maximum sales load, the WST Growth & Income Fund Investor Shares would have increased in value by $1,380; the similar investment in the current combined index would have increased in value by $1,088; while the similar investment in the prior combined index would have increased in value by $1,471.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                    Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 91.13%

       Aerospace & Defense - 3.16%
            AlliedSignal, Inc. .................................................                     9,000                $  441,563
                                                                                                                          ----------

       Beverages - 2.81%
            PepsiCo, Inc. ......................................................                    10,000                   391,875
                                                                                                                          ----------

       Broadcast - Radio & Television - 2.17%
         (a)Cox Communications, Inc. ...........................................                     4,000                   302,500
                                                                                                                          ----------

       Commercial Services - 2.33%
         (a)ACNielsen Corporation ..............................................                    12,000                   325,500
                                                                                                                          ----------

       Computers - 4.06%
            Compaq Computer Corporation ........................................                     8,250                   261,938
            Hewlett-Packard Company ............................................                     4,500                   305,156
                                                                                                                          ----------
                                                                                                                             567,094
                                                                                                                          ----------
       Computer Software & Services - 5.27%
         (a)Advent Software, Inc. ..............................................                     6,000                   300,000
         (a)Oracle Corporation .................................................                    16,500                   435,187
                                                                                                                          ----------
                                                                                                                             735,187
                                                                                                                          ----------
       Cosmetics & Personal Care - 5.57%
            Gillette Company ...................................................                     8,000                   475,500
         (a)Playtex Products, Inc. .............................................                    20,000                   302,500
                                                                                                                          ----------
                                                                                                                             778,000
                                                                                                                          ----------
       Direct Marketing - 1.84%
         (a)TeleSpectrum Worldwide Inc. ........................................                    30,000                   256,875
                                                                                                                          ----------

       Diversified Manufacturing - 1.98%
            General Electric Company ...........................................                     2,500                   276,562
                                                                                                                          ----------

       Electronics - Semiconductor - 1.71%
            Intel Corporation ..................................................                     2,000                   238,250
                                                                                                                          ----------

       Financial - Banks, Commercial - 10.97%
            BankAmerica Corporation ............................................                     5,600                   395,500
            CCB Financial Corporation ..........................................                     5,000                   270,312
            Chase Manhattan Corporation ........................................                     2,400                   195,150
            Citigroup Inc. .....................................................                     5,000                   319,375
            Resource Bankshares Corporation ....................................                    17,800                   351,550
                                                                                                                          ----------
                                                                                                                           1,531,887
                                                                                                                          ----------
       Financial Services - 6.14%
            American Express Company ...........................................                     2,000                   235,000
            Equifax, Inc. ......................................................                     6,000                   206,250
            Fannie Mae .........................................................                     6,000                   415,500
                                                                                                                          ----------
                                                                                                                             856,750
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                    Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)
       Insurance - Life & Health - 3.90%
            AFLAC, Incorporated ..................................................                   10,000               $  544,375
                                                                                                                          ----------

       Insurance - Multiline - 2.59%
            American International Group, Inc. ...................................                    3,000                  361,875
                                                                                                                          ----------

       Manufacturing - Miscellaneous - 2.67%
            Tyco International Ltd. ..............................................                    5,200                  373,100
                                                                                                                          ----------

       Medical Supplies - 2.21%
            Johnson & Johnson ....................................................                    3,300                  309,169
                                                                                                                          ----------

       Multimedia - 4.82%
            The Walt Disney Company ..............................................                   12,500                  389,063
            Time Warner, Inc. ....................................................                    4,000                  283,250
                                                                                                                          ----------
                                                                                                                             672,313
                                                                                                                          ----------
       Office Automation & Equipment - 1.87%
            Xerox Corporation ....................................................                    5,000                  260,625
                                                                                                                          ----------

       Pharmaceuticals - 5.10%
            American Home Products ...............................................                    6,000                  391,500
            Merck & Co., Inc. ....................................................                    4,000                  320,500
                                                                                                                          ----------
                                                                                                                             712,000
                                                                                                                          ----------
       Publishing - Newspapers - 2.65%
            The New York Times Company ...........................................                   13,000                  370,500
                                                                                                                          ----------

       Restaurants & Food Service - 2.60%
            McDonald's Corporation ...............................................                    8,000                  362,500
                                                                                                                          ----------

       Retail - Specialty Line - 6.52%
            CVS Corporation ......................................................                    9,000                  426,375
            Lowe's Companies, Inc. ...............................................                    8,000                  484,000
                                                                                                                          ----------
                                                                                                                             910,375
                                                                                                                          ----------
       Telecommunications - 6.28%
            AT&T Corp. ...........................................................                    5,429                  433,302
         (a)MCI WorldCom, Inc. ...................................................                    5,000                  442,813
                                                                                                                          ----------
                                                                                                                             876,115
                                                                                                                          ----------
       Utilities - Electric - 1.91%
            MidAmerican Energy Holdings Co. ......................................                    9,500                  266,000
                                                                                                                          ----------

            Total Common Stocks (Cost $10,070,787) ...............................                                        12,720,990
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                           Shares           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS - 2.16%

       Financial - Banks, Commercial - 0.18%
            RESOURCE CAPITAL TRUST, 9.25%.................................                                 1,000             $25,250
                                                                                                                             -------

       Insurance - Multiline - 0.95%
            AICI CAPITAL TRUST, 9.00% ....................................                                 5,500             133,031
                                                                                                                             -------

       Telecommunications - 1.03%
            TCI Communications, 8.72% ....................................                                 5,500             143,687
                                                                                                                             -------

            Total Preferred Stocks (Cost $306,974) .......................                                                   301,968
                                                                                                                             -------



                                                                                   Interest             Maturity
                                                               Principal             Rate                 Date
                                                            ----------------    ----------------    ---------------
CORPORATE OBLIGATION - 2.65%

Macsaver Financial Services ...........................         $500,000              7.875%             8/01/03             370,000
            (Cost $431,443)                                                                                                  -------

                                                                                                    Shares
                                                                                                -------------
INVESTMENT COMPANY - 3.52%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ..................................              490,375                 490,375
                                                                                                                         -----------
            (Cost $490,375)

Total Value of Investments (Cost $11,299,579 (b)) .....................................                99.46 %           $13,883,333
Liabilities less other assets .........................................................                 0.54 %                75,189
                                                                                                    --------             -----------
       Net Assets .....................................................................               100.00 %           $13,958,522
                                                                                                    ========             ===========

       (a)  Non-income producing investment.

       (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

                              Unrealized appreciation ..............................................                    $ 2,855,769
                              Unrealized depreciation ..............................................                       (272,015)
                                                                                                                        -----------

                                    Net unrealized appreciation ....................................                    $ 2,583,754
                                                                                                                        ===========




See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1999


ASSETS
       Investments, at value (cost $11,299,579) .........................................................              $ 13,883,333
       Income receivable ................................................................................                    18,233
       Receivable for fund shares sold ..................................................................                    63,074
       Deferred organization expenses, net (note 4) .....................................................                    28,775
                                                                                                                       ------------

            Total assets ................................................................................                13,993,415
                                                                                                                       ------------

LIABILITIES
       Disbursements in excess of cash on demand deposit ................................................                    16,811
       Accrued expenses .................................................................................                    17,549
       Other liabilities ................................................................................                       533
                                                                                                                       ------------

            Total liabilities ...........................................................................                    34,893
                                                                                                                       ------------

NET ASSETS ..............................................................................................              $ 13,958,522
                                                                                                                       ============

NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................              $ 11,995,891
       Accumulated net realized loss on investments .....................................................                  (621,123)
       Net unrealized appreciation on investments .......................................................                 2,583,754
                                                                                                                       ------------
                                                                                                                       $ 13,958,522
                                                                                                                       ============

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
       ($11,419,391 / 894,317 shares) ...................................................................              $      12.77
                                                                                                                       ============

INVESTOR CLASS
       Net asset value, redemption and offering price per share
       ($2,539,131 /  200,364 shares) ...................................................................              $      12.67
                                                                                                                       ============
       Maximum offering price per share (100 / 96.25% of $12.67) ........................................              $      13.16
                                                                                                                       ============



















See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 1999



INVESTMENT LOSS

       Income
            Interest ......................................................................................             $    32,478
            Dividends .....................................................................................                 133,143
                                                                                                                        -----------

                  Total income ............................................................................                 165,621
                                                                                                                        -----------

       Expenses
            Investment advisory fees (note 2) .............................................................                  71,743
            Fund administration fees (note 2) .............................................................                  16,740
            Distribution and service fees - Investor class shares (note 3) ................................                   7,113
            Custody fees ..................................................................................                   3,343
            Registration and filing administration fees (note 2) ..........................................                   4,900
            Fund accounting fees (note 2) .................................................................                  33,000
            Audit fees ....................................................................................                   9,550
            Legal fees ....................................................................................                  18,540
            Securities pricing fees .......................................................................                   2,807
            Shareholder recordkeeping fees ................................................................                   7,500
            Shareholder servicing expenses ................................................................                   4,314
            Registration and filing expenses ..............................................................                   5,885
            Printing expenses .............................................................................                   7,984
            Amortization of deferred organization expenses (note 4) .......................................                   8,227
            Trustee fees and meeting expenses .............................................................                   3,743
            Other operating expenses ......................................................................                     355
                                                                                                                        -----------

                  Total expenses ..........................................................................                 205,744
                                                                                                                        -----------

                  Less investment advisory fees waived (note 2) ...........................................                 (31,699)
                                                                                                                        -----------

                  Net expenses ............................................................................                 174,045
                                                                                                                        -----------

                       Net investment loss ................................................................                  (8,424)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized loss from investment transactions .....................................................                (578,937)
       Increase in unrealized appreciation on investments .................................................               1,853,775
                                                                                                                        -----------

            Net realized and unrealized gain on investments ...............................................               1,274,838
                                                                                                                        -----------

                  Net increase in net assets resulting from operations ....................................             $ 1,266,414
                                                                                                                        ===========







See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                   September 9, 1997
                                                                                                                     (commencement
                                                                                                     Year ended      of operations)
                                                                                                      March 31,       to March 31,
                                                                                                        1999              1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
          Net investment (loss) income ............................................                  $    (8,424)       $     1,567
          Net realized loss from investment transactions ..........................                     (578,937)           (42,186)
          Increase in unrealized appreciation on investments ......................                    1,853,775            729,979
                                                                                                     -----------        -----------

              Net increase in net assets resulting from operations ................                    1,266,414            689,360
                                                                                                     -----------        -----------

     Distributions to shareholders from
          Net investment income - Institutional Class .............................                            0             (2,096)
          Net investment income - Investor Class ..................................                            0                (40)
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions .................                            0             (2,136)
                                                                                                     -----------        -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) ....                    5,552,729          6,452,155
                                                                                                     -----------        -----------

                   Total increase in net assets ...................................                    6,819,143          7,139,379
NET ASSETS
     Beginning of period ..........................................................                    7,139,379                  0
                                                                                                     -----------        -----------

     End of period ................................................................                  $13,958,522        $ 7,139,379
                                                                                                     ===========        ===========

(a) A summary of capital share activity follows:
                                                            ------------------------------------------------------------------------
                                                                                                          For the period from
                                                                                                           September 9, 1997
                                                                         Year ended                  (commencement of operations)
                                                                       March 31, 1999                      to March 31, 1998

                                                                 Shares              Value             Shares              Value
                                                            ------------------------------------------------------------------------
                 -------------------
                 INSTITUTIONAL CLASS
                 -------------------
Shares sold .............................................          361,611        $ 4,344,114            564,741        $ 5,750,088
Shares issued for reinvestment of distributions .........                0                  0                191              2,096
                                                               -----------        -----------        -----------        -----------
                                                                   361,611          4,344,114            564,932          5,752,184
Shares redeemed .........................................          (32,095)          (380,601)              (131)            (1,395)
                                                               -----------        -----------        -----------        -----------
     Net increase .......................................          329,516        $ 3,963,513            564,801        $ 5,750,789
                                                               ===========        ===========        ===========        ===========
                   --------------
                   INVESTOR CLASS
                   --------------
Shares sold .............................................          143,763        $ 1,721,117             67,766        $   701,326
Shares issued for reinvestment of distributions .........                0                  0                  4                 40
                                                               -----------        -----------        -----------        -----------
                                                                   143,763          1,721,117             67,770            701,366
Shares redeemed .........................................          (11,169)          (131,901)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase .......................................          132,594        $ 1,589,216             67,770        $   701,366
                                                               ===========        ===========        ===========        ===========
                    ------------
                    FUND SUMMARY
                    ------------
Shares sold .............................................          505,374        $ 6,065,231            632,507        $ 6,451,414
Shares issued for reinvestment of distributions .........                0                  0                195              2,136
                                                               -----------        -----------        -----------        -----------
                                                                   505,374          6,065,231            632,702          6,453,550
Shares redeemed .........................................          (43,264)          (512,502)              (131)            (1,395)
                                                               -----------        -----------        -----------        -----------
     Net increase .......................................          462,110        $ 5,552,729            632,571        $ 6,452,155
                                                               ===========        ===========        ===========        ===========

See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                   ---------------------------     ---------------------------
                                                                       INSTITUTIONAL CLASS               INVESTOR CLASS
                                                                   ---------------------------     ---------------------------
                                                                                 For the period                  For the period
                                                                               from Sept. 30, 1997              from Oct. 3, 1997
                                                                               (date of inititial               (date of initial
                                                                   Year ended  public investment)  Year ended  public investment)
                                                                    March 31,     to March 31,      March 31,     to March 31,
                                                                      1999            1998            1999            1998
                                                                   ---------------------------     ---------------------------
Net asset value, beginning of period ............................       $11.29          $10.02          $11.26          $10.22

      Income from investment operations
           Net investment income (loss) .........................         0.00            0.00           (0.04)          (0.01)
           Net realized and unrealized gain on investments ......         1.48            1.27            1.45            1.05
                                                                   -----------     -----------     -----------     -----------
                 Total from investment operations ...............         1.48            1.27            1.41            1.04
                                                                   -----------     -----------     -----------     -----------
      Distributions to shareholders from
           Net investment income ................................        (0.00)           0.00           (0.00)          (0.00)
                                                                   -----------     -----------     -----------     -----------

Net asset value, end of period ..................................       $12.77          $11.29          $12.67          $11.26
                                                                   ===========     ===========     ===========     ===========

Total return (a) ................................................        13.11 %         12.72 %         12.52 %         10.52 %
                                                                   ===========     ===========     ===========     ===========

Ratios/supplemental data
      Net assets, end of period .................................  $11,419,391     $ 6,376,193     $ 2,539,131     $   763,186
                                                                   ===========     ===========     ===========     ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........         2.08 %          3.15 % (b)      2.56 %          3.63 % (b)
           After expense reimbursements and waived fees .........         1.75 %          1.75 % (b)      2.25 %          2.25 % (b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........        (0.35)%         (1.31)% (b)     (0.84)%         (1.70)% (b)
           After expense reimbursements and waived fees .........        (0.01)%          0.09 % (b)     (0.53)%         (0.31)% (b)

      Portfolio turnover rate ...................................        31.11 %         23.64 %         31.11 %         23.64 %


(a)   Total return does not reflect payment of a sales charge.
(b)   Annualized.

See accompanying notes to financial statements

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The WST Growth & Income Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on September 9, 1997. The investment objective of the fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares.


         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of 3.75%. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $384,452, of which $42,186 expires in the year 2006 and $342,266 expires in the year 2007. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, Inc. (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $31,699 ($0.04 per share) for the year ended March 31, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.

                                                                     (Continued)

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $7,113 of such expenses under the Plan for the year ended March 31, 1999.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $8,689,279 and $2,793,249, respectively, for the year ended March 31, 1999.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of WST Growth & Income Fund:

We have audited the accompanying statement of assets and liabilities of WST Growth & Income Fund (the "Fund"), including the portfolio of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth & Income Fund as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Pittsburgh, Pennsylvania
April 23, 1999

________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________


                 a series of The Nottingham Investment Trust II






                               ANNUAL REPORT 1999


                           FOR THE YEAR ENDED MARCH 31






                               INVESTMENT ADVISOR
                        Capital Investment Counsel, Inc.
                              Post Office Box 32249
                          Raleigh, North Carolina 27622
                                  919-831-2370

                               CAPITAL VALUE FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                               Capital Value Fund

                               MANAGER'S COMMENTS


     In order to predict the future you must look to the past. That old saying has served me well. 1999 is very similar to 1998. At this point in 1998, the Capital Value Fund took advantage of high valuations in the stock market and sold many of our holdings at a substantial profit. By August of 1998 our cash position was in excess of 25%. This timing was fortunate in light of the markets subsequent late summer sell off. As I write this, the cash portion in the Capital Value Fund is 20%. Deja vu all over again?

     The broad market averages have been weak over the past four weeks and I feel this late spring weakness will provide a logical entry point into several of our favorite sectors. In this day, the financial markets show their pleasure and displeasure in a much more rapid and volatile fashion than even three years ago. A drawback to these large, rapid moves is that the downside in equities can be greater, ergo the reward for prudent management is much greater.

     Rereading my comments from last November, I noted our focus on three sectors, oil services, airlines, and financial services. Well, two out of three isn't bad. We managed a minor 10% gain in the airlines, but have reaped gains of 50% or more in oil services and financials. We are still holding our oil service stocks, but have sold the majority of our financial positions. The reason behind the sale was an extremely high valuation on these stocks. For example, I know that Citigroup is a wonderful company, but I fail to see how they can consistently sell at 30 times earnings!

     Several of our favorite technology and drug stocks have been punished during the second quarter, and we will use continued weakness to build up our positions. The key to this market's level remains the yield on the 30 year Treasury bond. The yield is currently 5.70%. A move in yield significantly above 6.25% would lead me to question the stock markets' high valuation.

                               Capital Value Fund

                    Performance Update - $10,000 Investment
                    For the period from December 31, 1991 to
                                 March 31, 1999


[GRAPH:]
                   Capital       60% S&P 500 Index
                    Value       40% Lehman Aggregate
                    Fund             Bond Index
                    ----             ----------
     12/31/91       9,650             10,000
      3/31/92       9,541              9,797
      9/30/92       9,929             10,432
      3/31/93      10,616             11,213
      9/30/93      10,898             11,659
      3/31/94      11,099             11,418
      9/30/94      11,395             11,763
      3/31/95      12,084             12,711
      9/30/95      13,474             14,547
      3/31/96      14,037             15,767
      9/30/96      14,473             16,702
      3/31/97      15,031             18,098
      9/30/97      18,987             21,780
      3/31/98      19,975             24,773
      9/30/98      19,436             23,890
      3/31/99      22,905             28,597


This graph depicts the performance of the Capital Value Fund versus a combined index of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. It is important to note that the Capital Value Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return
-------------------------------------------------------------------------------
                           Since Inception      One Year         Five Years
-------------------------------------------------------------------------------
      No Sales Load            12.66%            14.67%            15.58%
-------------------------------------------------------------------------------
 Maximum 3.5% Sales Load       12.11%            10.66%            14.76%
-------------------------------------------------------------------------------


The graph assumes an initial $10,000 investment at December 31, 1991 ($9,650 after maximum sales load of 3.5%). All dividends and distributions are reinvested.

At March 31, 1999, the Capital Value Fund would have grown to $22,905 - total investment return of 129.05% since December 31, 1991. Without the deduction of the 3.5% maximum sales load, the Capital Value Fund would have grown to $23,736
- total investment return of 137.36% since December 31, 1991. The sales load may be reduced or eliminated for larger purchases.

At March 31, 1999, a similar investment in a combined index of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index would have grown to $28,597 - total investment return of 185.97% since December 31, 1991.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 68.75%

     Auto & Trucks - 3.86%
        (a)DaimlerChrysler AG ..................................................                        810               $   69,508
           Ford Motor Company ..................................................                      4,000                  226,750
           General Motors Corporation ..........................................                      1,500                  130,500
                                                                                                                          ----------
                                                                                                                             426,758
                                                                                                                          ----------
     Beverages - 0.71%
           PepsiCo, Inc. .......................................................                      2,000                   78,375
                                                                                                                          ----------

     Brewery - 0.98%
           Adolph Coors Company ................................................                      2,000                  108,000
                                                                                                                          ----------

     Broadcast - Radio & Television - 1.15%
        (a)MediaOne Group, Inc. ................................................                      2,000                  127,000
                                                                                                                          ----------

     Building Materials - 0.93%
           Louisiana-Pacific Corporation .......................................                      5,500                  102,438
                                                                                                                          ----------

     Commercial Services - 0.75%
           Automatic Data Processing, Inc. .....................................                      2,000                   82,750
                                                                                                                          ----------

     Computers - 8.39%
           Compaq Computer Corporation .........................................                     12,000                  381,000
        (a)Dell Computer Corporation ...........................................                      4,000                  163,500
        (a)EMC Corporation .....................................................                      3,000                  383,250
                                                                                                                          ----------
                                                                                                                            927,750
                                                                                                                          ----------
     Computer Software & Services - 12.28%
        (a)3Com Corporation ....................................................                      3,500                   81,594
        (a)Brooktrout Technology, Inc. .........................................                      4,300                   45,150
        (a)Cisco Systems, Inc. .................................................                      6,250                  684,766
           Hewlett-Packard Company .............................................                      3,000                  203,438
        (a)Novell, Inc. ........................................................                     10,500                  264,469
        (a)Parametric Technology Corporation ...................................                      4,000                   79,000
                                                                                                                          ----------
                                                                                                                           1,358,417
                                                                                                                          ----------
     Electronics - 7.84%
        (a)Cree Research, Inc. .................................................                      7,500                  352,031
           General Electric Company ............................................                      2,000                  221,250
           Motorola, Inc. ......................................................                      4,000                  293,000
                                                                                                                          ----------
                                                                                                                             866,281
                                                                                                                          ----------
     Financial - Banks, Commercial - 8.06%
           BankAmerica Corporation .............................................                      3,000                  211,875
           BankBoston Corporation ..............................................                      2,000                   86,625
           Bankers Trust Corporation ...........................................                      1,000                   88,250

                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

     Financial - Banks, Commercial - (Continued)
           The Bear Stearns Companies Inc. .......................................                    5,250               $  234,609
           First Union Corporation ...............................................                    2,000                  106,875
           Wachovia Corporation ..................................................                    2,000                  162,375
                                                                                                                          ----------
                                                                                                                             890,609
                                                                                                                          ----------
     Foreign Securities - 0.91% (b)
           Norsk Hydro ASA - ADR .................................................                    2,500                  100,938
                                                                                                                          ----------

     Industrial Materials - Specialty - 0.84%
        (a)The AES Corporation ...................................................                    2,500                   93,125
                                                                                                                          ----------

     Oil & Gas - Equipment & Services - 4.10%
           Baker Hughes Incorporated .............................................                    8,300                  201,794
           Halliburton Company ...................................................                    5,000                  192,500
        (a)Smith International, Inc. .............................................                    1,500                   60,000
                                                                                                                          ----------
                                                                                                                             454,294
                                                                                                                          ----------
     Pharmaceuticals - 3.44%
           McKesson HBOC, Inc. ...................................................                    1,700                  112,200
           Mylan Laboratories Inc. ...............................................                    6,000                  164,625
        (a)Roberts Pharmaceutical Corporation ....................................                    5,000                  103,750
                                                                                                                          ----------
                                                                                                                             380,575
                                                                                                                          ----------
     Retail - Apparel - 3.39%
           Nike, Inc. ............................................................                    6,500                  374,969
                                                                                                                          ----------

     Retail - Department Stores - 4.15%
           Sears, Roebuck & Company ..............................................                    7,100                  320,831
           Wal-Mart Stores, Inc. .................................................                    1,500                  138,468
                                                                                                                          ----------
                                                                                                                             459,299
                                                                                                                          ----------
     Telecommunications Equipment - 0.96%
           PairGain Technologies, Inc. ...........................................                   10,000                   97,500
        (a)Premisys Communications, Inc. .........................................                    1,000                    8,625
                                                                                                                          ----------
                                                                                                                             106,125
                                                                                                                          ----------
     Transportation - Air - 3.09%
        (a)US Airways Group, Inc. ................................................                    7,000                  341,688
                                                                                                                          ----------

     Utilities - Telecommunications - 2.92%
           GTE Corporation .......................................................                    2,000                  121,000
           SBC Communications Inc. ...............................................                    2,194                  103,391
           Sprint Corporation ....................................................                    1,000                   98,125
                                                                                                                          ----------
                                                                                                                             322,516
                                                                                                                          ----------

           Total Common Stocks (Cost $4,887,614) .................................                                         7,601,907
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Interest           Maturity               Value
                                                                Principal            Rate               Date                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 17.92%

           A T & T Corporation ..............................   $ 50,000            7.500%            06/01/06            $   54,125
           A T & T Corporation ..............................     50,000            8.125%            01/15/22                53,313
           A T & T Corporation ..............................     50,000            8.125%            07/15/24                53,938
           A T & T Corporation ..............................    100,000            8.625%            12/01/31               111,375
           American Express Company .........................     50,000            8.625%            05/15/22                53,798
           Anheuser-Busch Companies, Inc. ...................     25,000            9.000%            12/01/09                30,944
           Archer Daniels Midland Corporation ...............    100,000            6.250%            05/15/03               101,819
           Archer Daniels Midland Corporation ...............     25,000            8.875%            04/15/11                30,948
           BellSouth Telecommunications .....................     50,000            6.250%            05/15/03                51,000
           BellSouth Telecommunications .....................     50,000            7.000%            02/01/05                53,188
           BellSouth Telecommunications .....................     25,000            7.875%            08/01/32                26,500
           BellSouth Telecommunications .....................    125,000            6.750%            10/15/33               122,031
           The Boeing Company ...............................    150,000            8.750%            09/15/31               180,000
           The Coca-Cola Company ............................     70,000            8.500%            02/01/22                82,979
           Du Pont (E.I.) De Nemours & Company ..............     50,000            8.125%            03/15/04                54,812
           Du Pont (E.I.) De Nemours & Company ..............     50,000            7.950%            01/15/23                53,340
           Duke Energy Corp .................................     20,000            6.375%            03/01/08                20,100
           Duke Energy Corp .................................    100,000            6.750%            08/01/25                98,750
           General Electric Capital Corporation .............    100,000            8.750%            05/21/07               118,015
           International Business Machines ..................     50,000            8.375%            11/01/19                59,813
           Morgan Stanley Group, Inc. .......................     75,000            7.500%            02/01/24                75,111
           Pacific Bell .....................................    100,000            6.250%            03/01/05               101,125
           United Parcel Service of America .................     50,000            8.375%            04/01/20                60,274
           U S West Communications Group ....................     50,000            6.875%            09/15/33                48,117
           Wachovia Corporation .............................     75,000            6.375%            04/15/03                76,469
           Wal-Mart Stores, Inc. ............................     25,000            6.500%            06/01/03                25,778
           Wal-Mart Stores, Inc. ............................    150,000            8.875%            06/29/11               155,735
           Wal-Mart Stores, Inc. ............................     25,000            8.500%            09/15/24                27,902
                                                                                                                          ----------

           Total Corporate Obligations (Cost $1,795,761) ..............................................................    1,981,299
                                                                                                                          ----------

                                                                                                       Shares
                                                                                                     ----------
INVESTMENT COMPANIES - 9.08%

     Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ........................................           501,797               501,797
     Evergreen Money Market Treasury Institutional Treasury Money
           Market Fund Institutional Service Shares ........................................           501,797               501,797
                                                                                                                          ----------

           Total Investment Companies (Cost $1,003,594) ................................................................   1,003,594
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999



Total Value of Investments (Cost $7,686,969 (c)) .................................                    95.75%             $10,586,800
Other Assets Less Liabilities ....................................................                     4.25%                 469,474
                                                                                                     ------              -----------
     Net Assets ..................................................................                   100.00%             $11,056,274
                                                                                                     ======              ===========


     (a)  Non-income producing investment.

     (b)  Foreign securities represent securities issued in the United States markets by non-domestic companies.

     (c)  Aggregate  cost  for  financial  reporting   and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ..................................................................                   $ 3,094,963
           Unrealized depreciation ..................................................................                      (195,132)
                                                                                                                        -----------

                          Net unrealized appreciation ...............................................                   $ 2,899,831
                                                                                                                        ===========


     The following acronym is used in this portfolio:

           ADR - American Depository Receipt













See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1999


ASSETS
       Investments, at value (cost $7,686,969) ............................................................              $10,586,800
       Cash ...............................................................................................                  515,010
       Income receivable ..................................................................................                   45,375
       Receivable for investments sold ....................................................................                   99,314
                                                                                                                         -----------

            Total assets ..................................................................................               11,246,499
                                                                                                                         -----------

LIABILITIES
       Accrued expenses ...................................................................................                   21,653
       Payable for investment purchases ...................................................................                  168,572
                                                                                                                         -----------

            Total liabilities .............................................................................                  190,225
                                                                                                                         -----------

NET ASSETS
       (applicable to 721,904 Investor Class Shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ............................................              $11,056,274
                                                                                                                         ===========

NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR CLASS SHARE
       ($11,056,274 / 721,904 shares) .....................................................................                   $15.32
                                                                                                                         ===========

OFFERING PRICE PER INVESTOR CLASS SHARE
       (100 / 96.5% of $15.32) ............................................................................                   $15.88
                                                                                                                         ===========

NET ASSETS CONSIST OF
       Paid-in capital ....................................................................................              $ 7,759,067
       Accumulated net realized gain on investments .......................................................                  397,376
       Net unrealized appreciation on investments .........................................................                2,899,831
                                                                                                                         -----------
                                                                                                                         $11,056,274
                                                                                                                         ===========













See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 1999



INVESTMENT INCOME

       Income
            Interest .......................................................................................              $  146,911
            Dividends ......................................................................................                 112,411
                                                                                                                          ----------

                  Total income .............................................................................                 259,322
                                                                                                                          ----------

       Expenses
            Investment advisory fees (note 2) ..............................................................                  61,110
            Fund administration fees (note 2) ..............................................................                  21,583
            Distribution and service fees - Investor Class Shares (note 3) .................................                  50,925
            Custody fees ...................................................................................                   3,821
            Registration and filing administration fees (note 2) ...........................................                   2,864
            Fund accounting fees (note 2) ..................................................................                  22,500
            Audit fees .....................................................................................                  10,100
            Legal fees .....................................................................................                  15,743
            Securities pricing fees ........................................................................                   6,074
            Shareholder recordkeeping fees .................................................................                   5,578
            Other accounting fees ..........................................................................                   2,840
            Shareholder servicing expenses .................................................................                   4,179
            Registration and filing expenses ...............................................................                   3,489
            Printing expenses ..............................................................................                   2,628
            Trustee fees and meeting expenses ..............................................................                   3,767
            Other operating expenses .......................................................................                   1,612
                                                                                                                          ----------

                  Total expenses ...........................................................................                 218,813
                                                                                                                          ----------

                       Net investment income ...............................................................                  40,509
                                                                                                                          ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions ......................................................               1,210,654
       Increase in unrealized appreciation on investments ..................................................                 169,272
                                                                                                                          ----------

            Net realized and unrealized gain on investments ................................................               1,379,926
                                                                                                                          ----------

                  Net increase in net assets resulting from operations .....................................              $1,420,435
                                                                                                                          ==========











See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended         Year ended
                                                                                                      March 31,          March 31,
                                                                                                        1999               1998
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment income ..............................................                       $    40,509        $    81,731
          Net realized gain from investment transactions .....................                         1,210,654          1,175,258
          Increase in unrealized appreciation on investments .................                           169,272          1,240,206
                                                                                                     -----------        -----------

              Net increase in net assets resulting from operations ...........                         1,420,435          2,497,195
                                                                                                     -----------        -----------

     Distributions to shareholders from
          Net investment income ..............................................                           (40,509)           (81,731)
          Net realized gain from investment transactions .....................                          (813,281)        (1,175,255)
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions ............                          (853,790)        (1,256,986)
                                                                                                     -----------        -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a)                           601,561            909,604
                                                                                                     -----------        -----------

                   Total increase in net assets ..............................                         1,168,206          2,149,813

NET ASSETS

     Beginning of year .......................................................                         9,888,068          7,738,255
                                                                                                     -----------        -----------

     End of year .............................................................                       $11,056,274        $ 9,888,068
                                                                                                     ===========        ===========



(a) A summary of capital share activity follows:
                                                            ------------------------------------------------------------------------
                                                                         Year ended                            Year ended
                                                                       March 31, 1999                        March 31, 1998

                                                                 Shares              Value             Shares              Value
                                                            ------------------------------------------------------------------------

Shares sold ...............................................         65,106        $   969,346             59,404        $   887,599
Shares issued for reinvestment
     of distributions .....................................         57,489            853,665             86,177          1,254,982
                                                               -----------        -----------        -----------        -----------

                                                                   122,595          1,823,011            145,581          2,142,581

Shares redeemed ...........................................        (82,277)        (1,221,450)           (82,958)        (1,232,977)
                                                               -----------        -----------        -----------        -----------

     Net increase .........................................         40,318        $   601,561             62,623        $   909,604
                                                               ===========        ===========        ===========        ===========




See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


------------------------------------------------------------------------------------------------------------------------------------
                                                             Year ended     Year ended     Year ended     Year ended     Year ended
                                                              March 31,      March 31,      March 31,      March 31,      March 31,
                                                                1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .......................      $14.51         $12.50         $11.92         $10.75         $10.42

      Income from investment operations
           Net investment income .........................        0.06           0.13           0.15           0.19           0.17
           Net realized and unrealized gain on investments        2.02           3.93           0.70           1.53           0.73
                                                            -----------    -----------    -----------    -----------    -----------

                Total from investment operations .........        2.08           4.06           0.85           1.72           0.90
                                                            -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income .........................       (0.06)         (0.13)         (0.15)         (0.20)         (0.21)
           Tax return of capital .........................        0.00           0.00          (0.01)          0.00           0.00
           Net realized gain from investment transactions        (1.21)         (1.92)         (0.11)         (0.35)         (0.36)
                                                            -----------    -----------    -----------    -----------    -----------

                Total distributions ......................       (1.27)         (2.05)         (0.27)         (0.55)         (0.57)
                                                            -----------    -----------    -----------    -----------    -----------

Net asset value, end of year .............................      $15.32         $14.51         $12.50         $11.92         $10.75
                                                            ===========    ===========    ===========    ===========    ===========

Total return (a) .........................................       14.67%         32.89%          7.08%         16.16%          8.66%
                                                            ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data

      Net assets, end of year ............................  $11,056,274    $ 9,888,068    $ 7,738,255    $ 7,551,803    $ 6,775,562
                                                            ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.15%          2.12%          2.38%          2.56%          2.58%
           After expense reimbursements and waived fees           2.15%          2.12%          2.38%          2.33%          2.47%

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees          0.40%          0.91%          1.12%          1.44%          1.55%
           After expense reimbursements and waived fees           0.40%          0.91%          1.12%          1.66%          1.66%

      Portfolio turnover rate                                    70.65%         33.50%          7.31%         12.33%         24.67%

      (a)  Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Capital Value Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Investor Class of shares of the Fund on June 15, 1995 and an additional class of shares, the Institutional shares, was authorized. To date, only Investor Class shares have been issued by the Fund. The Institutional Class shares will be sold without a sales charge and will bear no distribution and service fees. The Investor Class shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. Prior to October 1, 1998, the administration fee was at an annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Prior to October 1, 1998, the fee for accounting and recordkeeping services was $1,750. The contract with the
              Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,000 per month. Prior to October 1, 1998, the minimum monthly aggregate fee was $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Funds' transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


              Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 1999, the Distributor retained sales charges in the amount of $2,240.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), as amended, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class shares'
              average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class shares' average daily net assets. The Fund incurred $50,925 of such expenses under the Plan for the year ended March 31, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $6,219,046 and $6,652,467, respectively, for the year ended March 31, 1999.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

              For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The total amount of $1.21 per share distributions for the year ended March 31, 1999, was classified as long-term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of Capital Value Fund:

We have audited the accompanying statement of assets and liabilities of Capital Value Fund (the "Fund"), including the portfolio of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998, and financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Value Fund as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Pittsburgh, Pennsylvania
April 23, 1999

________________________________________________________________________________


                           INVESTEK FIXED INCOME TRUST

________________________________________________________________________________


                 a series of The Nottingham Investment Trust II






                               ANNUAL REPORT 1999


                           FOR THE YEAR ENDED MARCH 31






                               INVESTMENT ADVISOR
                           Investek Capital Management
                             317 East Capitol Street
                              Post Office Box 2840
                           Jackson, Mississippi 39207
                                  601-949-3105

                           INVESTEK FIXED INCOME TRUST
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                                  29 April 1999

Dear Shareholders of Investek Fixed Income Trust:

         What a year we have had in the fixed-income markets! Enclosed for your review is the annual report for the Investek Fixed Income Trust dated 31 March 1999. A year ago on 31 March 1998, the yield on 10-year U.S. Treasury notes was 5.65%. As of this last March 31st, the yield was 5.23%, showing a fairly benign decrease of 42 basis points. What is hidden between those two endpoints was a drop to a low of 4.16% on 5 October 1998, 149 basis points below where they started. Subsequently, rates have risen 107 bp from the low. All of this is to say that bonds have given investors quite a ride.

         Some of the events that occurred or continued to manifest themselves this last year were the Asian contagion, Brazil's currency devaluation, Russian default, and a hedge fund blowup. As you can imagine, through all of this, U.S. Treasury issues performed very well. But as the markets begin to settle down and return to normal, other fixed-income product has come back into line. In fact, after all the turmoil, the major components of the Lehman Aggregate bond index ended up just basis points away from each other, with Treasuries up 6.65% for the year, Agencies up 6.55%, Corporates up 6.18%, Asset-Backeds up 6.67%, and Mortgage-Backeds up 6.27%. The performance of some other noteworthy sectors was not so good, with high yield up only 0.38% and emerging markets down 11.62%.

         Through all this, the your fund held its own. The Trust finished the fiscal year up 5.97%, beating the Lipper Intermediate Index 17 bp. The one year return was 80th out of 258 funds. For the trailing three years, the fund had an average annual return of 7.07%, which lagged the Lipper Index by just 10 bp. Even so, the fund ranked 66th out of 181 funds. For the trailing five years, the fund's average annual return was 7.31%, again beating the Lipper Index by 21 basis points. The five-year rank was 33 out of 121 funds. The average rating of the fund's holdings is still AAA, with 86% rated AAA or Government equivalent.

         Going forward, we are excited for the prospects of the fund. We plan to stick to our style, knowing that overtime this will produce solid returns for our clients.

                                                     Very truly yours,
[Logo Here]
                                                     /s/ Douglas Folk

                                                     INVESTEK CAPITAL MANAGEMENT
                                                     Douglas Folk, CFA
                                                     Vice President

                          INVESTEK FIXED INCOME TRUST

                    Performance Update - $50,000 Investment
                     For the period from November 15, 1991
                 (commencement of operations) to March 31, 1999

[GRAPH:]

             Investek           Lehman      Lipper Intermediate
           Fixed Income        Aggregate     Investment Grade
              Trust           Bond Index     Debt Fund Index
              -----           ----------     ---------------

11/15/91      50,000            50,000           50,000
12/31/91      50,355            51,720           51,713
 3/31/92      50,612            51,059           51,108
 6/30/92      55,345            53,119           53,135
 9/30/92      53,918            55,401           55,567
12/31/92      54,275            55,548           55,446
 3/31/93      56,875            57,844           57,912
 6/30/93      58,672            59,378           59,394
 9/30/93      60,027            60,928           60,941
12/31/93      60,004            60,964           60,990
 3/31/94      57,698            59,216           59,307
 6/30/94      57,065            58,606           58,608
 9/30/94      57,281            58,963           58,974
12/31/94      57,736            59,186           59,035
 3/31/95      60,426            62,171           61,709
 6/30/95      64,300            65,959           65,120
 9/30/95      64,918            67,254           66,360
12/31/95      67,446            70,120           69,140
 3/31/96      66,892            68,877           67,915
 6/30/96      67,836            69,268           68,179
 9/30/96      68,958            70,549           69,371
12/31/96      70,199            72,665           71,341
 3/31/97      70,487            72,259           70,914
 6/30/97      73,040            74,913           73,353
 9/30/97      74,765            77,402           75,618
12/31/97      76,634            79,681           76,730
 3/31/98      77,474            80,920           78,518
 6/30/98      79,135            82,811           80,229
 9/30/98      83,668            86,312           83,310
12/31/98      82,489            86,603           83,402
 3/31/99      82,100            86,173           83,068


This graph depicts the performance of the Investek Fixed Income Trust versus the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Fund Index. It is important to note that the Investek Fixed Income Trust is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return
-------------------------------------------------------
 Since Inception       One Year         Five Years
-------------------------------------------------------
      6.95%              5.97%             7.30%
-------------------------------------------------------


The graph assumes an initial $50,000 investment at November 15, 1991. All dividends and distributions are reinvested.

At March 31, 1999, the Investek Fixed Income Trust would have grown to $82,100 - total investment return of 64.20% since November 15, 1991.

At March 31, 1999, a similar investment in the Lehman Brothers Aggregate Bond Index would have grown to $86,173 - total investment return of 72.35%; and the Lipper Intermediate Investment Grade Debt Fund Index would have grown to $83,068
- total investment return of 66.14%, since November 15, 1991.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                     INVESTEK FIXED INCOME TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Interest         Maturity             Value
                                                                    Principal           Rate             Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U. S. GOVERNMENT AND AGENCY OBLIGATIONS - 66.19%

     United States Treasury Note .............................     $  300,000          4.250%          11/15/03          $   289,030
     A.I.D. - Equador ........................................         80,488          7.050%          05/01/15               86,507
     A.I.D. - Ivory Coast ....................................        258,399          8.100%          12/01/06              259,109
     A.I.D. - Peru ...........................................        160,972          8.350%          01/01/07              161,476
     Attransco Title XI ......................................        500,000          6.120%          04/01/08              498,481
     B.A.L.T. Conway Partnership Title XI ....................        135,952         10.750%          11/15/03              137,098
     Chilbar Ship Co. Title XI ...............................         46,855          6.980%          07/15/01               46,842
     Federal Agricultural Mortgage Corporation
         Series AM-1003 ......................................        657,710          6.822%          04/25/13              673,160
     Federal National Mortgage Association
         Pool #73401 .........................................        485,113          6.440%          03/01/06              487,443
         Pool #380484 ........................................        993,398          6.390%          07/01/16              995,205
     Federal National Mortgage Association Strip
         Series 66 Class 1 ...................................        115,038          7.500%          01/01/20              119,423
     Global Industries Ltd. Title XI .........................      1,150,000          8.300%          07/15/20            1,200,273
     Government National Mortgage Association
         Pool #383137 ........................................        380,127          7.750%          03/15/11              409,943
     Lawrence Steamship Company Title XI .....................        287,219          7.270%          09/01/03              293,538
     Small Business Administration 99-A ......................      1,000,000          5.450%          01/01/09              982,715
     Small Business Administration 98-B ......................        955,321          6.150%          02/01/18              949,411
                                                                                                                         -----------

         Total U. S. Government and Agency Obligations (Cost $7,515,332).........................................          7,589,654
                                                                                                                         -----------

U. S. GOVERNMENT INSURED OBLIGATIONS - 9.22%

     Federal Housing Authority Project Loan
         Downtowner Apartments ...............................        156,193          8.375%          11/01/11              160,831
         GMAC 32 .............................................         85,085          7.430%          12/01/21               86,702
         Reilly #046 .........................................        385,326          6.970%          06/01/14              389,059
         USGI #87 ............................................        412,195          7.430%          08/01/23              420,741
                                                                                                                         -----------

         Total U. S. Government Insured Obligations (Cost $1,046,920) ...........................................          1,057,333
                                                                                                                         -----------







                                                                                                                         (Continued)

                                                     INVESTEK FIXED INCOME TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999


------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Interest         Maturity             Value
                                                                    Principal           Rate             Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 17.35%

     California Infrastructure SDG&E Series 1997-1 ...........       $500,000          6.370%          12/26/09          $   506,719
     Federal Express Corporation .............................        499,852          6.720%          01/15/22              494,743
     Great Northern Railroad Series Q ........................        676,000          2.625%          01/01/10              466,440
     Union Pacific Corporation ...............................        491,427          7.280%          04/30/15              521,027
                                                                                                                         -----------

         Total Corporate Obligations (Cost $2,000,942) ...............................................................     1,988,929
                                                                                                                         -----------

CONVENTIONAL MORTGAGE BACKED SECURITIES - 4.36%

     Prudential Home Mortgage Securities
         REMIC Series 1994-2 Class A8 ........................        500,000          6.750%          02/25/24              500,000
         (Cost $488,892)                                                                                                 -----------

PRIVATE MORTGAGE BACKED SECURITIES - 0.44%

     National Housing Partnership ............................         50,977          9.500%          05/01/03               50,963
         (Cost $50,977)                                                                                                  -----------


INVESTMENT COMPANY - 1.85%

     AIM Short Term Prime Fund A .............................        212,094                                                212,094
         (Cost $212,094)                                                                                                 -----------


Total Value of Investments (Cost $11,315,157 (a)) ...........................................            99.41%          $11,398,973
Other Assets in Excess of Liabilities .......................................................             0.59%               67,797
                                                                                                        -------          -----------
     Net Assets .............................................................................           100.00%          $11,466,770
                                                                                                        =======          ===========



     (a) Aggregate cost for federal income tax purposes is the $11,315,767.  Unrealized  appreciation  (depreciation) of investments for federal income tax purposes is as follows:

         Unrealized appreciation ..............................................................................         $   155,812
         Unrealized depreciation ..............................................................................             (72,606)
                                                                                                                        -----------

                         Net unrealized appreciation ..........................................................         $    83,206
                                                                                                                        ===========





See accompanying notes to financial statements

                                                     INVESTEK FIXED INCOME TRUST

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1999


ASSETS
       Investments, at value (cost $11,315,157) .......................................................                 $11,398,973
       Income receivable ..............................................................................                     134,530
       Due from advisor (note 2) ......................................................................                       1,278
                                                                                                                        -----------

            Total assets ..............................................................................                  11,534,781
                                                                                                                        -----------

LIABILITIES
       Accrued expenses ...............................................................................                       6,853
       Disbursements in excess of cash on demand deposit ..............................................                      61,158
                                                                                                                        -----------

            Total liabilities .........................................................................                      68,011
                                                                                                                        -----------

NET ASSETS
       (applicable to 1,113,690 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ........................................                 $11,466,770
                                                                                                                        ===========


NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($11,466,770 / 1,113,690 shares) ...............................................................                      $10.30
                                                                                                                        ===========


NET ASSETS CONSIST OF
       Paid-in capital ................................................................................                 $11,720,315
       Undistributed net investment income ............................................................                          57
       Accumulated net realized loss on investments ...................................................                    (337,418)
       Net unrealized appreciation on investments .....................................................                      83,816
                                                                                                                        -----------
                                                                                                                        $11,466,770
                                                                                                                        ===========













See accompanying notes to financial statements

                                                     INVESTEK FIXED INCOME TRUST

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 1999



INVESTMENT INCOME

       Income
            Interest ......................................................................................               $ 874,322
            Dividends .....................................................................................                  16,556
                                                                                                                          ---------

                  Total income ............................................................................                 890,878
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                  59,415
            Fund administration fees (note 2) .............................................................                  18,159
            Custody fees ..................................................................................                   5,931
            Registration and filing administration fees (note 2) ..........................................                   2,846
            Fund accounting fees (note 2) .................................................................                  22,500
            Audit fees ....................................................................................                  10,600
            Legal fees ....................................................................................                  14,743
            Securities pricing fees .......................................................................                   2,492
            Shareholder recordkeeping fees ................................................................                   4,822
            Other accounting fees .........................................................................                   4,248
            Shareholder servicing expenses ................................................................                   2,579
            Registration and filing expenses ..............................................................                   2,530
            Printing expenses .............................................................................                   4,166
            Trustee fees and meeting expenses .............................................................                   3,697
            Other operating expenses ......................................................................                   1,818
                                                                                                                          ---------

                  Total expenses ..........................................................................                 160,546
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 2) ....................................................                  (2,704)
                       Investment advisory fees waived (note 2) ...........................................                 (39,038)
                                                                                                                          ---------

                  Net expenses ............................................................................                 118,804
                                                                                                                          ---------

                       Net investment income ..............................................................                 772,074
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 174,228
       Decrease in unrealized appreciation on investments .................................................                (137,045)
                                                                                                                          ---------

            Net realized and unrealized gain on investments ...............................................                  37,183
                                                                                                                          ---------

                  Net increase in net assets resulting from operations ....................................               $ 809,257
                                                                                                                          =========






See accompanying notes to financial statements

         C>

                                                     INVESTEK FIXED INCOME TRUST

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended          Year ended
                                                                                                      March 31,           March 31,
                                                                                                        1999                1998
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
          Net investment income .........................................................           $   772,074         $   766,830
          Net realized gain from investment transactions ................................               174,228              10,958
          (Decrease) increase in unrealized appreciation on investments .................              (137,045)            346,682
                                                                                                    ------------        ------------

              Net increase in net assets resulting from operations ......................               809,257           1,124,470
                                                                                                    ------------        ------------

     Distributions to shareholders from
          Net investment income .........................................................              (775,430)           (767,000)
                                                                                                    ------------        ------------

     Capital share transactions
          (Decrease) increase in net assets resulting from capital share transactions (a)            (2,466,286)          2,314,618
                                                                                                    ------------        ------------

                   Total (decrease) increase in net assets ..............................            (2,432,459)          2,672,088

NET ASSETS

     Beginning of year ..................................................................            13,899,229          11,227,141
                                                                                                    ------------        ------------

     End of year (including undistributed net investment income
                  of $57 in 1999)........................................................           $11,466,770         $13,899,229
                                                                                                    ============        ============


(a) A summary of capital share activity follows:
                                                       -----------------------------------------------------------------------------
                                                                       Year ended                              Year ended
                                                                     March 31, 1999                          March 31, 1998

                                                               Shares              Value               Shares              Value
                                                       -----------------------------------------------------------------------------

Shares sold .........................................           158,434         $ 1,670,902             282,314         $ 2,930,727
Shares issued for reinvestment
     of distributions ...............................            50,406             526,027              51,625             530,895
                                                            ------------        ------------        ------------        ------------

                                                                208,840           2,196,929             333,939           3,461,622

Shares redeemed .....................................          (442,853)         (4,663,215)           (110,904)         (1,147,004)
                                                            ------------        ------------        ------------        ------------

     Net (decrease) increase ........................          (234,013)        $(2,466,286)             223,035        $ 2,314,618
                                                            ============        ============        ============        ============







See accompanying notes to financial statements

                                                     INVESTEK FIXED INCOME TRUST

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


------------------------------------------------------------------------------------------------------------------------------------
                                                         Year ended      Year ended      Year ended      Year ended      Year ended
                                                          March 31,       March 31,       March 31,       March 31,       March 31,
                                                            1999            1998            1997            1996            1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .................         $10.31           $9.98          $10.11           $9.74           $9.93

      Income from investment operations
           Net investment income ...................           0.62            0.64            0.65            0.66            0.63
           Net realized and unrealized (loss) gain
                on investments .....................          (0.01)           0.33           (0.13)           0.37           (0.19)
                                                         -----------     -----------     -----------     -----------     -----------


                Total from investment operations ...           0.61            0.97            0.52            1.03            0.44
                                                         -----------     -----------     -----------     -----------     -----------


      Distributions to shareholders from
           Net investment income ...................          (0.62)          (0.64)          (0.65)          (0.66)          (0.63)
                                                         -----------     -----------     -----------     -----------     -----------

Net asset value, end of year .......................         $10.30          $10.31           $9.98          $10.11           $9.74
                                                         ===========     ===========     ===========     ===========     ===========

Total return .......................................           5.97%           9.91%           5.38%          10.70%           4.73%
                                                         ===========     ===========     ===========     ===========     ===========

Ratios/supplemental data

      Net assets, end of year ......................     $11,466,770     $13,899,229     $11,227,141     $12,261,121     $14,983,474
                                                         ===========     ===========     ===========     ===========     ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees       1.22%           1.10%           1.20%           1.08%           1.08%
           After expense reimbursements and waived fees        0.90%           0.90%           0.90%           0.87%           0.77%

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees       5.53%           6.01%           6.07%           6.20%           6.15%
           After expense reimbursements and waived fees        5.85%           6.21%           6.37%           6.41%           6.45%

      Portfolio turnover rate                                 50.90%          38.46%          32.94%          16.57%          19.64%



See accompanying notes to financial statements

                           INVESTEK FIXED INCOME TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Investek Fixed Income Trust (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment grade fixed income securities. The Fund began operations on November 15, 1991.

         Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Shares of the Fund on August 1, 1996, and an additional class of shares, the Investor Shares, was authorized. To date, only Institutional Shares have been issued by the Fund. The Investor Shares will be sold with a sales charge and will bear potential distribution expenses and service fees. The Institutional Shares are sold without a sales charge and bears no shareholder servicing or distribution fees. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost which approximates value.

                  The financial statements include securities valued at $7,998,976 (69.76% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes

                  The Fund has capital loss carryforwards for federal income tax purposes of $335,001, $316,968 of which expires in the year 2003 and $18,033 of which expires in the year 2004. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                           INVESTEK FIXED INCOME TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.

         D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Investek Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $39,038 ($0.03 per share) and reimbursed expenses totaling $2,704 for the year ended March 31, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's average daily net assets. Prior to October 1, 1998, the administration fee was at an annual rate of 0.15% of the Fund's average daily net assets. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Prior to October 1, 1998, the fee for accounting and recordkeeping services was $1,750. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,000 per month. Prior to October 1, 1998, the minimum monthly aggregate fee was $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

                                                                     (Continued)

                           INVESTEK FIXED INCOME TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


         Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $6,539,157 and $8,891,785, respectively, for the year ended March 31, 1999.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of Investek Fixed Income Trust:

We have audited the accompanying statement of assets and liabilities of Investek Fixed Income Trust (the "Trust"), including the portfolio of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998, and financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Investek Fixed Income Trust as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Pittsburgh, Pennsylvania
April 23, 1999